Schedule of Investments (unaudited) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 5.4%

Banks — 0.0%
First Hawaiian, Inc.	2,368	$63,226

Beverages — 0.1%
Coca-Cola European Partners PLC	4,740	262,833

Biotechnology — 0.1%
AbbVie, Inc.	3,688	279,255

Capital Markets — 0.0%
Federated Investors, Inc., Class B	1,846	59,829

Distributors — 0.1%
Genuine Parts Co.	1,217	121,201

Diversified Consumer Services — 0.0%
H&R Block, Inc.	3,616	85,410

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	3,235	122,412
Verizon Communications, Inc.	4,233	255,504

		377,916

Electric Utilities — 1.2%
Alliant Energy Corp.	2,459	132,614
American Electric Power Co., Inc.	2,843	266,361
Avangrid, Inc.	5,474	286,016
Duke Energy Corp.	2,982	285,854
Entergy Corp.	582	68,303
Evergy, Inc.	3,786	251,996
Eversource Energy	1,578	134,872
OGE Energy Corp.	2,034	92,303
Pinnacle West Capital Corp.	2,205	214,039
Portland General Electric Co.	3,649	205,694
PPL Corp.	8,197	258,124
Southern Co.	4,552	281,177
Xcel Energy, Inc.	1,795	116,478

		2,593,831

Electrical Equipment — 0.1%
nVent Electric PLC	11,789	259,829

Equity Real Estate Investment Trusts (REITs) — 0.9%
Apple Hospitality REIT, Inc.	15,184	251,751
Brixmor Property Group, Inc.	3,130	63,508
EPR Properties	1,935	148,724
Gaming and Leisure Properties, Inc.	6,311	241,332
National Health Investors, Inc.	3,035	250,054
Outfront Media, Inc.	8,968	249,131
Physicians Realty Trust	3,986	70,751
Public Storage	1,095	268,571
Regency Centers Corp.	883	61,360
Simon Property Group, Inc.	1,635	254,488

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital, Inc.	5,120	$245,043

		2,104,713

Food Products — 0.1%
J.M. Smucker Co.	2,287	251,616

Gas Utilities — 0.1%
ONE Gas, Inc.	2,743	263,630

Hotels, Restaurants & Leisure — 0.3%
Cracker Barrel Old Country Store, Inc.	1,583	257,475
Extended Stay America, Inc.	17,090	250,197
Six Flags Entertainment Corp.	3,129	158,922

		666,594

Household Products — 0.3%
Clorox Co.	1,411	214,289
Kimberly-Clark Corp.	1,736	246,599
Procter & Gamble Co.	1,472	183,087

		643,975

Independent Power and Renewable Electricity Producers — 0.1%
Pattern Energy Group, Inc., Class A	6,427	173,079

Insurance — 0.1%
Aflac, Inc.	2,255	117,982
Fidelity National Financial, Inc.	1,337	59,376

		177,358

IT Services — 0.1%
Sabre Corp.	13,383	299,712

Media — 0.1%
Cinemark Holdings, Inc.	1,581	61,090
Omnicom Group, Inc.	766	59,978

		121,068

Metals & Mining — 0.2%
Newmont Goldcorp Corp.	3,551	134,654
Southern Copper Corp.	7,680	262,118

		396,772

Multi-Utilities — 0.6%
Ameren Corp.	1,045	83,652
CMS Energy Corp.	2,191	140,115
Consolidated Edison, Inc.	2,696	254,691
Dominion Energy, Inc.	3,313	268,486
DTE Energy Co.	1,953	259,671
NorthWestern Corp.	1,006	75,500
Public Service Enterprise Group, Inc.	1,001	62,142
WEC Energy Group, Inc.	2,892	275,029

		1,419,286

Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Partners LP	8,540	244,073
Magellan Midstream Partners LP	3,847	254,941

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	5,454	$113,171
Plains GP Holdings LP, Class A(a)	11,171	237,160

		849,345

Pharmaceuticals — 0.1%
Eli Lilly & Co.	1,028	114,961
Merck & Co., Inc.	1,671	140,665

		255,626

Technology Hardware, Storage & Peripherals — 0.0%
Hewlett Packard Enterprise Co.	4,279	64,912

Tobacco — 0.2%
Altria Group, Inc.	5,621	229,899
Philip Morris International, Inc.(b)	3,330	252,847

		482,746

Total Common Stocks — 5.4% (Cost — $11,572,656)		12,273,762

	Par (000)

Asset-Backed Securities — 9.7%
American Credit Acceptance Receivables Trust, Series 2017-1, Class D, 3.54%, 03/13/23(b)	$1,200	1,210,440
AmeriCredit Automobile Receivables Trust, Class D:
Series 2016-3, 2.71%, 09/08/22	1,200	1,207,566
Series 2017-3, 3.18%, 07/18/23	150	151,736
Avant Loans Funding Trust(b):
Series 2018-A, Class B, 3.95%, 12/15/22	145	145,139
Series 2019-A, Class A, 3.48%, 07/15/22	136	136,507
Series 2019-B, Class A, 2.72%, 10/15/26	2,000	2,001,825
Series 2019-B, Class B, 3.15%, 10/15/26	1,200	1,201,249
CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/24(b)	14	14,206
Conn’s Receivables Funding LLC, Class A(b):
Series 2018-A, 3.25%, 01/15/23	23	23,423
Series 2019-A, 3.40%, 10/16/23	173	173,694
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class A, 2.47%, 10/15/26(b)	1,600	1,598,219
Consumer Loan Underlying Bond Credit Trust, Class A(b):
Series 2018-P1, 3.39%, 07/15/25	39	39,317
Series 2018-P2, 3.47%, 10/15/25	47	46,784
Series 2019-P1, 2.94%, 07/15/26	859	861,259

Security	Par (000)	Value

Asset-Backed Securities (continued)
Drive Auto Receivables Trust:
Series 2017-1, Class D, 3.84%, 03/15/23	$150	$151,708
Series 2017-2, Class D, 3.49%, 09/15/23	100	100,860
Series 2017-3, Class D, 3.53%, 12/15/23(b)	250	252,809
Series 2017-BA, Class D, 3.72%, 10/17/22(b)	127	128,006
Series 2018-1, Class C, 3.22%, 03/15/23	97	97,467
Series 2018-2, Class B, 3.22%, 04/15/22	39	38,642
Series 2018-2, Class D, 4.14%, 08/15/24	225	230,320
Series 2018-3, Class B, 3.37%, 09/15/22	55	55,133
Series 2019-1, Class B, 3.41%, 06/15/23	200	202,240
Series 2019-2, Class B, 3.17%, 11/15/23	225	227,990
Enva LLC, Series 2018-A, Class A, 4.20%, 05/20/26(b)	58	57,671
Exeter Automobile Receivables Trust, Class B(b):
Series 2018-4A, 3.64%, 11/15/22	90	90,806
Series 2019-1A, 3.45%, 02/15/23	190	192,175
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(b)	24	24,205
Marlette Funding Trust(b):
Series 2018-3A, Class A, 3.20%, 09/15/28	34	33,935
Series 2018-3A, Class A, 2.69%, 09/17/29	898	899,986
Series 2018-3A, Class B, 3.86%, 09/15/28	300	304,168
Series 2018-4A, Class A, 3.71%, 12/15/28	115	116,558
Series 2019-1A, Class A, 3.44%, 04/16/29	107	107,956
Series 2019-2A, Class A, 3.13%, 07/16/29	327	329,655
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(b)	500	504,576
Prosper Marketplace Issuance Trust, Class A(b):
Series 2018-2A, 3.35%, 10/15/24	102	101,862
Series 2019-1A, 3.54%, 04/15/25	57	57,094
Series 2019-2A, 3.20%, 09/15/25	267	267,737
Series 2019-3A, 3.19%, 07/15/25	1,361	1,367,827

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust:
Series 2015-2, Class D, 3.02%, 04/15/21	$76	$76,388
Series 2016-1, Class C, 3.09%, 04/15/22	23	22,861
Series 2016-3, Class D, 2.80%, 08/15/22	100	100,599
Series 2017-2, Class D, 3.49%, 07/17/23	250	252,991
Series 2018-2, Class D, 3.88%, 02/15/24	750	763,619
Series 2018-4, Class C, 3.56%, 07/15/24	1,200	1,218,437
Series 2018-5, Class D, 4.19%, 12/16/24	50	51,637
Series 2019-3, Class B, 2.28%, 09/15/23	970	971,610
SoFi Consumer Loan Program LLC, Class A(b):
Series 2016-2A, 3.09%, 10/27/25	12	12,008
Series 2016-3, 3.05%, 12/26/25	16	15,988
Series 2017-1, 3.28%, 01/26/26	73	73,782
Series 2017-3, 2.77%, 05/25/26	28	27,807
SoFi Consumer Loan Program Trust(b):
Series 2018-1, Class A1, 2.55%, 02/25/27	9	9,122
Series 2018-1, Class A2, 3.14%, 02/25/27	120	120,701
Series 2018-3, Class A1, 3.20%, 08/25/27	29	28,814
Upgrade Receivables Trust, Class A(b):
Series 2018-1A, 3.76%, 11/15/24	76	76,689
Series 2019-1A, 3.48%, 03/15/25	57	57,412
Series 2019-2A, 2.77%, 10/15/25	930	930,945
Westlake Automobile Receivables Trust(b):
Series 2017-1A, Class D, 3.46%, 10/17/22	150	150,905
Series 2018-1A, Class D, 3.41%, 05/15/23	200	202,040
Series 2018-2A, Class B, 3.20%, 01/16/24	70	70,352
Series 2018-3A, Class B, 3.32%, 10/16/23	100	100,753
Series 2018-3A, Class D, 4.00%, 10/16/23	100	102,676
Series 2019-2A, Class B, 2.62%, 07/15/24	1,250	1,256,448

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-2A, Class D, 3.20%, 11/15/24	$410	$413,346

Total Asset-Backed Securities — 9.7% (Cost — $21,775,296)		21,860,680

Corporate Bonds — 35.2%

Aerospace & Defense — 0.8%
Arconic, Inc., 5.90%, 02/01/27	225	252,067
BBA US Holdings, Inc., 5.38%, 05/01/26(b)	10	10,500
Boeing Co.:
2.70%, 05/01/22	600	611,755
3.10%, 05/01/26	50	52,375
Bombardier, Inc., 7.88%, 04/15/27(b)	75	74,689
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(c)	50	50,500
L3Harris Technologies, Inc., 4.40%, 06/15/28	50	56,172
Level 3 Financing, Inc., 4.63%, 09/15/27(b)	95	95,860
Spirit AeroSystems, Inc., 3.95%, 06/15/23	35	36,296
TransDigm, Inc.:
6.25%, 03/15/26(b)	290	311,387
6.38%, 06/15/26	100	105,250
7.50%, 03/15/27	50	54,375
United Technologies Corp., 3.95%, 08/16/25	130	142,422

		1,853,648

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 06/15/22(b)	7	7,137

Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 03/01/20(b)	10	10,063
Delta Air Lines, Inc.:
2.60%, 12/04/20	25	25,044
3.40%, 04/19/21	75	76,048
United Airlines Holdings, Inc., 5.00%, 02/01/24	25	26,312

		137,467

Auto Components — 0.5%
Adient US LLC, 7.00%, 05/15/26(b)	50	52,250
Allison Transmission, Inc.(b):
5.00%, 10/01/24	50	51,094
5.88%, 06/01/29	60	65,100
General Motors Financial Co., Inc., 5.10%, 01/17/24	300	322,403

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.88%, 02/01/22	$100	$101,062
6.38%, 12/15/25	100	105,151
6.25%, 05/15/26(b)	110	115,362
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(b):
6.25%, 05/15/26	65	68,413
8.50%, 05/15/27	10	10,125
Tenneco, Inc., 5.00%, 07/15/26	25	20,438
Toyota Motor Corp., 2.76%, 07/02/29	30	31,024
Toyota Motor Credit Corp., 2.65%, 04/12/22	200	203,486

		1,145,908

Banks — 2.4%
Bank of America NA(3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(d)	500	513,309
Bank of Montreal, 2.90%, 03/26/22	100	101,921
Barclays PLC, 5.20%, 05/12/26	200	212,457
BB&T Corp., 3.05%, 06/20/22	100	102,447
Capital One Financial Corp.:
2.40%, 10/30/20	85	85,242
3.45%, 04/30/21	26	26,471
CIT Group, Inc., 6.13%, 03/09/28	25	29,250
Citibank NA, 3.65%, 01/23/24	400	424,226
HSBC Holdings PLC:
4.00%, 03/30/22	50	52,179
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(d)	200	203,598
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(d)	1,050	1,094,133
HSBC USA, Inc., 3.50%, 06/23/24	400	422,848
Lloyds Bank PLC, 2.25%, 08/14/22	500	498,765
MUFG Union Bank NA, 3.15%, 04/01/22	250	256,154
Royal Bank of Canada, 2.80%, 04/29/22	200	203,647
SunTrust Bank, 2.80%, 05/17/22	100	101,740
Toronto-Dominion Bank, 2.65%, 06/12/24	200	203,770
Wells Fargo & Co., 4.60%, 04/01/21	500	518,226
Wells Fargo Bank NA(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22(d)	300	303,411

		5,353,794

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 07/15/22	300	304,181
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(b)	200	202,500
Coca-Cola Co., 1.75%, 09/06/24	400	396,249
Diageo Capital PLC, 2.38%, 10/24/29	405	401,339
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23	150	158,632

Security	Par (000)	Value

Beverages (continued)
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(b)	$100	$94,530

		1,557,431

Building Materials — 0.1%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	100	101,418
James Hardie International Finance Ltd., 5.00%, 01/15/28(b)	200	207,500
Summit Materials LLC, 6.13%, 07/15/23	10	10,175

		319,093

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)	55	55,756
Builders FirstSource, Inc., 5.63%, 09/01/24(b)	87	90,480
Louisiana-Pacific Corp., 4.88%, 09/15/24	25	25,813
Standard Industries, Inc.(b):
5.38%, 11/15/24	35	36,050
4.75%, 01/15/28	25	25,841

		233,940

Cable Television Services — 0.0%
ViaSat, Inc., 5.63%, 09/15/25(b)	100	100,750

Capital Markets — 1.6%
Ares Capital Corp., 4.20%, 06/10/24	100	102,500
Brookfield Finance, Inc., 3.90%, 01/25/28	50	52,489
Goldman Sachs Group, Inc.:
5.25%, 07/27/21	150	158,081
5.75%, 01/24/22	500	538,696
3.63%, 02/20/24	700	733,627
3.75%, 05/22/25	75	79,368
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(d)	125	129,027
3.75%, 02/25/26	75	79,315
3.50%, 11/16/26	35	36,360
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(d)	100	106,171
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(d)	250	272,897
LPL Holdings, Inc., 5.75%, 09/15/25(b)	50	52,000
Morgan Stanley:
2.63%, 11/17/21	50	50,476
2.75%, 05/19/22	550	557,986
4.88%, 11/01/22	25	26,811
3.13%, 01/23/23	550	564,156
3.70%, 10/23/24	25	26,472

		3,566,432

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.3%
Ashland LLC, 4.75%, 08/15/22	$35	$36,662
Celanese US Holdings LLC, 3.50%, 05/08/24	45	46,656
CF Industries, Inc.:
4.95%, 06/01/43	75	73,500
5.38%, 03/15/44	50	50,351
Chemours Co., 5.38%, 05/15/27	25	21,563
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(b)	25	26,063
OCI NV, 6.63%, 04/15/23(b)	200	209,240
Olin Corp., 5.13%, 09/15/27	50	51,125
PolyOne Corp., 5.25%, 03/15/23	35	37,756
Sherwin-Williams Co., 2.95%, 08/15/29	110	110,208

		663,124

Commercial Services & Supplies — 0.2%
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/23(b)	50	28,000
IHS Markit Ltd.:
4.13%, 08/01/23	35	36,831
3.63%, 05/01/24	80	82,888
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(b)	100	103,500
United Rentals North America, Inc.:
4.63%, 10/15/25	50	51,024
4.88%, 01/15/28	50	52,000

		354,243

Communications Equipment — 0.5%
CommScope Technologies LLC, 6.00%, 06/15/25(b)	25	22,625
CommScope, Inc., 8.25%, 03/01/27(b)	50	48,672
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(b)	25	26,750
Motorola Solutions, Inc.:
4.00%, 09/01/24	54	56,690
4.60%, 02/23/28	50	53,984
4.60%, 05/23/29	200	217,953
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	100	110,523
ViaSat, Inc., 5.63%, 04/15/27(b)	400	420,000
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25	30	30,894
5.75%, 01/15/27(b)	150	153,345

		1,141,436

Construction & Engineering — 0.2%
AECOM:
5.88%, 10/15/24	50	54,350
5.13%, 03/15/27	200	209,700

Security	Par (000)	Value

Construction & Engineering (continued)
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	$25	$23,625
PulteGroup, Inc., 5.50%, 03/01/26	100	109,250

		396,925

Construction Materials — 0.0%
Performance Food Group, Inc., 5.50%, 10/15/27(b)	30	31,575

Consumer Finance — 1.9%
Ally Financial, Inc.:
5.13%, 09/30/24	25	27,313
5.75%, 11/20/25	150	168,003
8.00%, 11/01/31	100	138,250
American Express Co.:
3.70%, 11/05/21	500	516,236
2.75%, 05/20/22	100	101,594
2.50%, 08/01/22	50	50,502
3.40%, 02/27/23	50	51,919
2.50%, 07/30/24	290	292,242
Caterpillar Financial Services Corp., Series I, 2.65%, 05/17/21	125	126,358
Credit Acceptance Corp., 6.63%, 03/15/26(b)	60	64,200
Curo Group Holdings Corp., 8.25%, 09/01/25(b)	50	43,625
Global Payments, Inc., 2.65%, 02/15/25	45	45,208
goeasy Ltd., 7.88%, 11/01/22(b)	25	26,000
IHS Markit Ltd., 4.25%, 05/01/29	150	161,314
Mastercard, Inc.:
2.95%, 11/21/26	380	399,794
3.50%, 02/26/28	30	32,767
2.95%, 06/01/29	260	272,720
Navient Corp.:
5.00%, 10/26/20	15	15,188
6.63%, 07/26/21	25	26,250
7.25%, 09/25/23	100	108,700
6.13%, 03/25/24	50	51,859
5.88%, 10/25/24	25	25,188
6.75%, 06/15/26	150	153,750
PayPal Holdings, Inc.:
2.20%, 09/26/22	215	215,740
2.65%, 10/01/26	205	206,412
Refinitiv US Holdings, Inc.(b):
6.25%, 05/15/26	15	16,087
8.25%, 11/15/26	20	22,075
Springleaf Finance Corp.:
6.13%, 05/15/22	50	53,375
6.13%, 03/15/24	100	107,625
6.88%, 03/15/25	100	110,187
7.13%, 03/15/26	40	44,373
6.63%, 01/15/28	100	107,530

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Synchrony Financial, 4.38%, 03/19/24	$100	$106,113
Total System Services, Inc.:
4.00%, 06/01/23	50	52,485
4.80%, 04/01/26	200	222,210
Verscend Escrow Corp., 9.75%, 08/15/26(b)	15	15,973
Visa, Inc., 2.75%, 09/15/27	25	26,204

		4,205,369

Containers & Packaging — 0.3%
Ball Corp.:
4.00%, 11/15/23	15	15,694
5.25%, 07/01/25	50	55,312
4.88%, 03/15/26	200	217,250
Berry Global, Inc.:
5.13%, 07/15/23	100	102,625
4.88%, 07/15/26(b)	150	155,047
Clearwater Paper Corp., 5.38%, 02/01/25(b)	35	33,513
Greif, Inc., 6.50%, 03/01/27(b)	10	10,605
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)	25	25,686
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(b):
5.13%, 07/15/23	25	25,594
7.00%, 07/15/24	100	103,625
Sealed Air Corp., 5.50%, 09/15/25(b)	25	26,938

		771,889

Diversified Consumer Services — 0.2%
Graham Holdings Co., 5.75%, 06/01/26(b)	40	43,000
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/24(b)	100	102,655
Service Corp. International:
4.63%, 12/15/27	50	52,188
5.13%, 06/01/29	55	58,781
ServiceMaster Co. LLC, 5.13%, 11/15/24(b)	125	129,687

		386,311

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	200	210,281
Ares Capital Corp.:
3.50%, 02/10/23	300	301,873
4.25%, 03/01/25	50	51,492
Bank of America Corp.(d):
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23	50	50,732

Security	Par (000)	Value

Diversified Financial Services (continued)
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23	$453	$462,634
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25	200	208,421
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27	500	527,400
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29	45	50,057
Barclays PLC (3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(d)	200	208,539
Citigroup, Inc.:
2.90%, 12/08/21	500	507,377
4.50%, 01/14/22	50	52,561
2.75%, 04/25/22	100	101,488
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(d)	600	607,644
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(d)	50	52,832
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(d)	225	233,125
Deutsche Bank AG(5 year USD Swap + 2.25%), 4.30%, 05/24/28(d)	200	186,198
Ford Motor Credit Co. LLC:
3.47%, 04/05/21	200	201,005
5.60%, 01/07/22	200	210,125
5.58%, 03/18/24	400	425,228
General Motors Financial Co., Inc.:
4.20%, 03/01/21	50	51,077
4.20%, 11/06/21	65	67,058
3.45%, 04/10/22	50	50,864
3.55%, 07/08/22	690	704,122
3.25%, 01/05/23	50	50,533
4.15%, 06/19/23	195	202,668
Horizon Pharma USA, Inc., 5.50%, 08/01/27(b)	200	208,000
Intercontinental Exchange, Inc., 3.75%, 12/01/25	605	651,312
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	200	205,808
John Deere Capital Corp.:
2.30%, 06/07/21	200	201,204
2.60%, 03/07/24	40	40,815
JPMorgan Chase & Co.:
2.40%, 06/07/21	500	502,377
2.97%, 01/15/23	600	610,855
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(d)	700	717,058
3.88%, 09/10/24	25	26,601
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(d)	400	426,507
3.13%, 01/23/25	50	51,773

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(d)	$50	$51,767
3.30%, 04/01/26	50	52,324
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(d)	300	320,964
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(d)	35	38,790
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(d)	250	267,872
Mitsubishi UFJ Financial Group, Inc., 3.46%, 03/02/23	50	51,795
ORIX Corp., 2.90%, 07/18/22	25	25,421
Quicken Loans, Inc., 5.75%, 05/01/25(b)	15	15,469
S&P Global, Inc., 4.40%, 02/15/26	100	111,692
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	25,438
Spectrum Brands, Inc., 5.00%, 10/01/29(b)	20	20,350
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21(b)	25	25,650

		10,425,176

Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
3.88%, 08/15/21	500	515,739
3.20%, 03/01/22	40	40,976
3.80%, 03/01/24	580	612,958
4.35%, 03/01/29	25	27,612
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	26,203
CenturyLink, Inc.:
Series P, 7.60%, 09/15/39	50	48,750
Series S, 6.45%, 06/15/21	50	52,500
Series Y, 7.50%, 04/01/24	25	27,959
Embarq Corp., 8.00%, 06/01/36	75	74,156
Frontier Communications Corp.:
10.50%, 09/15/22	25	11,562
11.00%, 09/15/25	10	4,575
8.50%, 04/01/26(b)	60	59,994
Level 3 Financing, Inc.:
5.38%, 01/15/24	100	101,985
5.25%, 03/15/26	25	25,996
Qwest Corp., 6.88%, 09/15/33	225	225,129
Telecom Italia Capital SA:
6.00%, 09/30/34	100	106,500
7.72%, 06/04/38	50	60,500

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 3.13%, 03/16/22	$500	$514,412

		2,537,506

Electric Utilities — 0.6%
AEP Texas, Inc., 3.95%, 06/01/28	50	55,197
AES Corp., 4.00%, 03/15/21	100	101,875
Atlantic City Electric Co., 4.00%, 10/15/28	50	56,128
Avangrid, Inc., 3.80%, 06/01/29	100	107,430
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	100	105,320
Dominion Energy, Inc., Series B, 2.75%, 01/15/22	50	50,464
Duke Energy Corp.:
3.05%, 08/15/22	50	51,187
3.40%, 06/15/29	100	104,732
Entergy Texas, Inc., 4.00%, 03/30/29	50	55,260
Evergy, Inc., 2.90%, 09/15/29	100	99,494
Eversource Energy, Series N, 3.80%, 12/01/23	100	105,740
Georgia Power Co., 3.25%, 03/30/27	50	51,952
NextEra Energy Capital Holdings, Inc., 3.50%, 04/01/29	150	158,952
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24	30	30,900
4.25%, 09/15/24	25	25,781
PSEG Power LLC, 3.85%, 06/01/23	100	105,631
Talen Energy Supply LLC, 7.25%, 05/15/27(b)	60	60,978
Union Electric Co., 3.50%, 03/15/29	50	54,339

		1,381,360

Electrical Equipment — 0.0%
Roper Technologies, Inc., 2.35%, 09/15/24	90	90,118

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24	100	110,100
4.25%, 04/01/28	105	107,111

		217,211

Energy Equipment & Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27(b)	100	103,250

Environmental, Maintenance, & Security Service — 0.0%
Tervita Corp., 7.63%, 12/01/21(b)	25	25,406

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.:
3.50%, 01/31/23	75	77,702

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
2.95%, 01/15/25	$200	$204,221
3.95%, 03/15/29	100	107,700
CBL & Associates LP, 4.60%, 10/15/24	25	16,500
CoreCivic, Inc.:
5.00%, 10/15/22	25	24,938
4.75%, 10/15/27	50	43,937
EPR Properties, 3.75%, 08/15/29	300	299,899
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)	150	152,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	100	103,000
Hospitality Properties Trust, 3.95%, 01/15/28	200	189,806
Iron Mountain, Inc., 4.88%, 09/15/27(b)	50	51,134
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	50	54,812
5.75%, 02/01/27(b)	160	179,648
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/27	100	104,750
4.63%, 08/01/29	50	51,500
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	350	372,236
Public Storage, 3.39%, 05/01/29	450	482,617
SBA Communications Corp., 4.88%, 09/01/24	200	207,000
Ventas Realty LP, 2.65%, 01/15/25	55	55,392
Welltower, Inc., 4.25%, 04/15/28	50	54,853

		2,833,895

Food & Staples Retailing — 0.4%
Dollar Tree, Inc.:
3.70%, 05/15/23	60	62,226
4.00%, 05/15/25	100	105,957
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(b)	50	52,375
McCormick & Co., Inc., 3.15%, 08/15/24	300	310,850
Mondelez International, Inc.:
3.63%, 05/07/23	100	104,605
3.63%, 02/13/26	150	159,797
Post Holdings, Inc., 5.63%, 01/15/28(b)	50	53,000

		848,810

Food Products — 0.5%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(b)	55	55,350
Diageo Capital PLC, 2.13%, 10/24/24	560	559,838

Security	Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Finance, Inc.(b):
5.88%, 07/15/24	$25	$25,751
5.75%, 06/15/25	50	52,091
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(b):
6.50%, 04/15/29	50	55,499
5.50%, 01/15/30	100	105,998
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25	100	103,500
5.88%, 09/30/27	125	134,250
Post Holdings, Inc.(b):
5.00%, 08/15/26	50	51,855
5.75%, 03/01/27	25	26,505
Simmons Foods, Inc., 5.75%, 11/01/24(b)	50	48,750

		1,219,387

Gas Utilities — 0.1%
NiSource, Inc., 3.65%, 06/15/23	45	46,977
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	53,418
Sempra Energy, 3.40%, 02/01/28	50	51,648
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	50	51,000

		203,043

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 3.40%, 11/30/23	70	73,413
Becton Dickinson & Co., 2.89%, 06/06/22	30	30,456
Boston Scientific Corp., 3.38%, 05/15/22	50	51,419
Celgene Corp., 2.25%, 08/15/21	100	100,004
Hill-Rom Holdings, Inc.(b):
5.00%, 02/15/25	25	26,000
4.38%, 09/15/27	25	25,559
Hologic, Inc., 4.38%, 10/15/25(b)	200	205,000
Medtronic, Inc., 3.15%, 03/15/22	118	121,631
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(b)	25	24,418
Teleflex, Inc., 4.88%, 06/01/26	75	78,187

		736,087

Health Care Providers & Services — 1.1%
Anthem, Inc., 2.95%, 12/01/22	25	25,480
Centene Corp.:
5.63%, 02/15/21	30	30,426
5.38%, 06/01/26(b)	30	31,388
CHS/Community Health Systems, Inc.:
6.25%, 03/31/23	100	99,335
8.00%, 03/15/26(b)	100	99,750
DaVita, Inc., 5.13%, 07/15/24	25	25,406

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Encompass Health Corp., 5.75%, 11/01/24	$15	$15,157
Envision Healthcare Crop., 8.75%, 10/15/26(b)	25	15,250
HCA, Inc.:
5.00%, 03/15/24	50	54,597
5.38%, 02/01/25	100	109,250
5.88%, 02/15/26	100	111,780
5.25%, 06/15/26	100	111,352
5.38%, 09/01/26	10	10,987
4.50%, 02/15/27	100	107,218
5.63%, 09/01/28	110	122,573
5.88%, 02/01/29	80	89,858
4.13%, 06/15/29	30	31,461
Tenet Healthcare Corp.:
6.75%, 06/15/23	25	26,255
4.63%, 07/15/24	50	51,386
6.25%, 02/01/27(b)	100	104,155
5.13%, 11/01/27(b)	100	103,335
UnitedHealth Group, Inc.:
3.35%, 07/15/22	250	258,978
2.38%, 10/15/22	500	505,167
3.10%, 03/15/26	50	52,263
WellCare Health Plans, Inc.:
5.25%, 04/01/25	100	104,125
5.38%, 08/15/26(b)	85	90,720

		2,387,652

Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(b)	200	209,500

Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC/New Red Finance, Inc.(b):
4.63%, 01/15/22	35	34,920
4.25%, 05/15/24	200	205,820
5.00%, 10/15/25	125	129,256
Boyd Gaming Corp., 6.00%, 08/15/26	10	10,549
Cedar Fair LP, 5.25%, 07/15/29(b)	15	16,050
Darden Restaurants, Inc., 3.85%, 05/01/27	57	60,231
Eldorado Resorts, Inc., 6.00%, 09/15/26	10	10,950
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25	450	495,688
5.38%, 04/15/26	140	153,980
Golden Nugget, Inc., 6.75%, 10/15/24(b)	50	50,875
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26	125	131,250
4.88%, 01/15/30(b)	125	131,981
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	52,663

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b):
5.25%, 06/01/26	$125	$132,313
4.75%, 06/01/27	125	130,156
Las Vegas Sands Corp., 3.20%, 08/08/24	135	137,502
MGM Resorts International:
7.75%, 03/15/22	100	111,876
5.50%, 04/15/27	150	164,377
Scientific Games International, Inc.:
10.00%, 12/01/22	8	8,320
5.00%, 10/15/25(b)	25	25,795
Starbucks Corp., 3.55%, 08/15/29	200	215,738
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(b)	10	10,650
Wyndham Destinations, Inc.:
5.40%, 04/01/24	100	105,500
5.75%, 04/01/27	100	108,000
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)	50	52,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b):
4.25%, 05/30/23	50	51,375
5.50%, 03/01/25	50	52,640
Yum! Brands, Inc., 4.75%, 01/15/30(b)	100	103,266

		2,894,096

Household Durables — 0.5%
Beazer Homes USA, Inc.:
5.88%, 10/15/27	100	96,835
7.25%, 10/15/29(b)	60	60,975
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(b)	85	85,425
Lennar Corp.:
4.13%, 01/15/22	100	102,375
5.88%, 11/15/24	50	55,375
4.75%, 11/29/27	50	53,625
MDC Holdings, Inc.:
5.50%, 01/15/24	50	54,750
6.00%, 01/15/43	50	51,625
Meritage Homes Corp., 5.13%, 06/06/27	100	105,500
PulteGroup, Inc., 5.00%, 01/15/27	200	216,000
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25(b)	25	25,625
Taylor Morrison Communities, Inc.(b):
5.88%, 06/15/27	100	109,750
5.75%, 01/15/28	100	108,500
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	25,813

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	$50	$53,250

		1,205,423

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.25%, 06/01/26(b)	250	258,750
Clearway Energy Operating LLC, 5.75%, 10/15/25(b)	40	42,100
NRG Energy, Inc.:
6.63%, 01/15/27	100	108,335
5.25%, 06/15/29(b)	150	161,295
TerraForm Power Operating LLC(b):
4.25%, 01/31/23	50	51,000
5.00%, 01/31/28	75	78,000

		699,480

Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(b)	100	107,750
American International Group, Inc., 4.88%, 06/01/22	250	267,177
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(b)	15	16,087
Markel Corp., 3.35%, 09/17/29	205	207,120
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24	625	665,571
3.50%, 03/10/25	200	211,433
4.38%, 03/15/29	600	678,598
Radian Group, Inc., 4.50%, 10/01/24	50	51,500
Trinity Acquisition PLC, 3.50%, 09/15/21	50	50,891
Willis North America, Inc., 4.50%, 09/15/28	300	332,514

		2,588,641

Interactive Media & Services — 0.4%
Equinix, Inc., 5.88%, 01/15/26	50	53,195
Match Group, Inc., 5.63%, 02/15/29(b)	35	37,538
Netflix, Inc.:
5.88%, 11/15/28	150	162,945
5.38%, 11/15/29(b)	50	52,125
Symantec Corp., 5.00%, 04/15/25(b)	300	303,305
VeriSign, Inc.:
4.63%, 05/01/23	35	35,578
5.25%, 04/01/25	50	54,590
4.75%, 07/15/27	150	157,125

		856,401

Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	500	505,345
3.60%, 11/28/24	400	419,240
3.40%, 12/06/27	500	518,295

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Expedia Group, Inc., 4.50%, 08/15/24	$125	$135,540

		1,578,420

IT Services — 0.7%
Fiserv, Inc., 3.20%, 07/01/26	75	77,617
International Business Machines Corp.:
2.85%, 05/13/22	700	714,717
3.00%, 05/15/24	150	155,521
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 07/15/25(b)	50	52,792
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(b)	25	26,240
PayPal Holdings, Inc., 2.40%, 10/01/24	170	170,922
Verisk Analytics, Inc.:
4.13%, 03/15/29	100	110,179
4.00%, 06/15/25	50	53,826
Xerox Corp., 4.13%, 03/15/23	100	101,625

		1,463,439

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 3.30%, 02/15/22	250	257,983

Machinery — 0.0%
Colfax Corp., 6.00%, 02/15/24(b)	60	63,501
Mueller Water Products, Inc., 5.50%, 06/15/26(b)	5	5,225

		68,726

Media — 2.0%
Altice Financing SA, 6.63%, 02/15/23(b)	200	205,250
Altice France SA(b):
6.25%, 05/15/24	200	206,400
7.38%, 05/01/26	200	214,442
AMC Networks, Inc., 4.75%, 08/01/25	25	25,781
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22	50	50,574
5.88%, 04/01/24(b)	175	182,606
5.75%, 02/15/26(b)	25	26,425
5.13%, 05/01/27(b)	250	260,937
5.00%, 02/01/28(b)	100	103,375
5.38%, 06/01/29(b)	100	106,500
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	50	50,448
4.50%, 02/01/24	100	107,432
5.05%, 03/30/29	300	335,631
Comcast Corp.:
3.70%, 04/15/24	65	69,310
3.95%, 10/15/25	430	468,038

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
CSC Holdings LLC:
5.25%, 06/01/24	$200	$215,000
5.50%, 05/15/26(b)	200	210,480
6.50%, 02/01/29(b)	200	222,295
Diamond Sports Group LLC/Diamond Sports Finance Co.(b):
5.38%, 08/15/26	100	103,750
6.63%, 08/15/27	50	51,875
DISH DBS Corp.:
5.88%, 07/15/22	100	104,000
5.00%, 03/15/23	50	50,515
5.88%, 11/15/24	25	24,781
7.75%, 07/01/26	75	76,313
Fox Corp., 4.03%, 01/25/24(b)	35	37,214
Gray Television, Inc., 5.88%, 07/15/26(b)	14	14,560
Hughes Satellite Systems Corp.:
5.25%, 08/01/26	135	144,450
6.63%, 08/01/26	150	162,819
Intelsat Jackson Holdings SA(b):
8.50%, 10/15/24	30	30,216
9.75%, 07/15/25	50	52,225
MDC Partners, Inc., 6.50%, 05/01/24(b)	100	91,125
Sable International Finance Ltd., 5.75%, 09/07/27(b)	200	206,690
Sirius XM Radio, Inc.(b):
5.38%, 04/15/25	35	36,269
5.50%, 07/01/29	50	53,375
Time Warner Cable LLC, 4.00%, 09/01/21	20	20,462
Univision Communications, Inc., 5.13%, 02/15/25(b)	15	14,578
Walt Disney Co., 1.65%, 09/01/22	230	229,483

		4,565,624

Metals & Mining — 0.4%
Cleveland-Cliffs, Inc.:
5.75%, 03/01/25	20	19,650
5.88%, 06/01/27(b)	150	142,065
Commercial Metals Co., 5.75%, 04/15/26	50	51,250
FMG Resources August 2006 Property Ltd., 4.50%, 09/15/27(b)	65	63,472
Freeport-McMoRan, Inc.:
3.55%, 03/01/22	50	50,125
3.88%, 03/15/23	100	100,750
5.00%, 09/01/27	100	99,511
5.25%, 09/01/29	50	49,844
5.45%, 03/15/43	25	22,525
Hudbay Minerals, Inc., 7.63%, 01/15/25(b)	50	50,688
Mineral Resources Ltd., 8.13%, 05/01/27(b)	100	102,930

Security	Par (000)	Value

Metals & Mining (continued)
New Gold, Inc., 6.25%, 11/15/22(b)	$50	$50,135
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	100	107,426
Steel Dynamics, Inc., 5.50%, 10/01/24	50	51,315

		961,686

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 05/20/24	45	48,178
5.50%, 05/20/25	50	53,687
5.75%, 05/20/27	100	107,750
National Fuel Gas Co., 3.95%, 09/15/27	40	40,933

		250,548

Office Supplies & Equipment — 0.2%
VMware, Inc.:
2.30%, 08/21/20	300	300,156
2.95%, 08/21/22	40	40,560
3.90%, 08/21/27	50	51,424

		392,140

Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24	100	89,970
BP Capital Markets America, Inc., 2.52%, 09/19/22	500	506,014
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	100	111,263
Cheniere Energy Partners LP:
5.63%, 10/01/26	135	143,255
4.50%, 10/01/29(b)	45	46,069
Series WI, 5.25%, 10/01/25	150	155,625
Chesapeake Energy Corp.:
7.00%, 10/01/24	30	21,525
8.00%, 03/15/26(b)	50	34,250
8.00%, 06/15/27	50	34,010
CNX Resources Corp.:
5.88%, 04/15/22	25	24,000
7.25%, 03/14/27(b)	25	20,750
Comstock Resources, Inc., 9.75%, 08/15/26	50	41,790
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(b)	150	153,141
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)	25	25,156
DCP Midstream Operating LP, 5.38%, 07/15/25	130	138,450
EnLink Midstream Partners LP, 4.85%, 07/15/26	50	47,500
Extraction Oil & Gas, Inc., 5.63%, 02/01/26(b)	50	30,625

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp., 2.02%, 08/16/24	$300	$301,947
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25	100	97,500
Gulfport Energy Corp., 6.38%, 05/15/25	25	17,750
Hilcorp Energy I LP/Hilcorp Finance Co.(b):
5.75%, 10/01/25	50	46,500
6.25%, 11/01/28	20	18,600
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	400	418,353
Matador Resources Co., 5.88%, 09/15/26	10	10,019
MEG Energy Corp., 6.50%, 01/15/25(b)	50	51,000
Murphy Oil Corp., 5.75%, 08/15/25	75	76,125
Nabors Industries, Inc.:
4.63%, 09/15/21	100	94,500
5.50%, 01/15/23	50	41,125
5.75%, 02/01/25	100	74,000
NGL Energy Partners LP/NGL Energy Finance Corp.:
7.50%, 11/01/23	50	50,875
7.50%, 04/15/26(b)	135	135,607
NuStar Logistics LP:
6.00%, 06/01/26	95	102,818
5.63%, 04/28/27	50	52,812
Oasis Petroleum, Inc., 6.25%, 05/01/26(b)	10	8,100
Occidental Petroleum Corp., 3.20%, 08/15/26	50	50,448
ONEOK Partners LP, 4.90%, 03/15/25	200	219,930
ONEOK, Inc.:
2.75%, 09/01/24	155	155,785
4.55%, 07/15/28	80	86,616
4.35%, 03/15/29	100	106,974
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25	50	51,812
Phillips 66 Partners LP, 2.45%, 12/15/24	305	303,758
Precision Drilling Corp., 7.13%, 01/15/26(b)	25	23,063
QEP Resources, Inc., 5.25%, 05/01/23	100	92,752
Range Resources Corp., 5.00%, 03/15/23	100	87,500
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	100	111,461
5.63%, 03/01/25	300	336,851
4.20%, 03/15/28	200	211,622
SESI LLC, 7.13%, 12/15/21	50	34,063
SM Energy Co., 6.63%, 01/15/27	105	90,562
Southwestern Energy Co.:
6.20%, 01/23/25	100	87,998
7.50%, 04/01/26	50	43,625
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27	100	106,498
Series WI, 5.50%, 02/15/26	100	104,367

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26	$35	$37,090
Transocean Guardian Ltd., 5.88%, 01/15/24(b)	4	4,461
W&T Offshore, Inc., 2018 Term Loan, 9.75%, 11/01/23(b)	200	190,924

		5,759,184

Oil: Crude Producers — 0.1%
Service Properties Trust, 4.35%, 10/01/24	150	151,847

Paper & Forest Products — 0.0%
Norbord, Inc., 5.75%, 07/15/27(b)	15	15,375

Personal Products — 0.1%
Avon International Capital PLC, 6.50%, 08/15/22(b)	100	103,625
Avon International Operations, Inc., 7.88%, 08/15/22(b)	25	26,024

		129,649

Pharmaceuticals — 1.1%
AbbVie, Inc.:
3.38%, 11/14/21	300	307,479
2.90%, 11/06/22	600	611,503
AstraZeneca PLC, 3.50%, 08/17/23	100	104,482
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)	25	28,058
Bausch Health Cos., Inc.(b):
7.00%, 03/15/24	100	105,096
6.13%, 04/15/25	150	155,438
5.75%, 08/15/27	100	108,083
7.25%, 05/30/29	75	81,923
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(b)	10	10,375
CVS Health Corp., 2.63%, 08/15/24	85	85,378
Novartis Capital Corp., 2.40%, 09/21/22	300	304,752
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	25	22,906
Zoetis, Inc.:
3.00%, 09/12/27	250	256,516
3.90%, 08/20/28	250	273,552

		2,455,541

Real Estate — 0.0%
Iron Mountain, Inc., 4.88%, 09/15/29(b)	30	30,459

Real Estate Management & Development — 0.0%
Howard Hughes Corp., 5.38%, 03/15/25(b)	25	26,000

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development (continued)
Kennedy-Wilson, Inc., 5.88%, 04/01/24	$25	$25,649

		51,649

Road & Rail — 0.2%
Hertz Corp., 7.63%, 06/01/22(b)	50	52,063
The Hertz Corp., 7.13%, 08/01/26(b)	15	15,656
Kenan Advantage Group, Inc., 7.88%, 07/31/23(b)	15	13,463
Ryder System, Inc., 2.88%, 06/01/22	30	30,479
Union Pacific Corp., 2.95%, 03/01/22	300	307,012
United Rentals North America, Inc., 5.25%, 01/15/30	50	52,406

		471,079

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc., 2.50%, 12/05/21	25	25,149
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	75	74,995
3.00%, 01/15/22	75	75,726
3.63%, 01/15/24	40	40,904
Broadcom, Inc.(b):
3.13%, 10/15/22	500	506,275
3.63%, 10/15/24	250	254,186
4.25%, 04/15/26	100	103,291
Micron Technology, Inc.:
4.19%, 02/15/27	300	308,666
4.64%, 02/06/24	400	424,370
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(b)	95	101,488
Qorvo, Inc.:
5.50%, 07/15/26	110	116,187
4.38%, 10/15/29(b)	90	90,619
Sensata Tech, Inc., 4.38%, 02/15/30	50	49,938
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	26,719

		2,198,513

Software — 0.2%
CA, Inc., 3.60%, 08/15/22	25	25,498
CDK Global, Inc., 5.88%, 06/15/26	60	63,825
Citrix Systems, Inc., 4.50%, 12/01/27	50	54,053
MSCI, Inc., 5.38%, 05/15/27(b)	150	160,125
Nuance Communications, Inc., 5.63%, 12/15/26	100	105,750

		409,251

Specialty Retail — 0.1%
L Brands, Inc.:
5.63%, 10/15/23	25	26,312
5.25%, 02/01/28	50	46,520
7.50%, 06/15/29	50	49,750
6.88%, 11/01/35	25	21,656

Security	Par (000)	Value

Specialty Retail (continued)
Michaels Stores, Inc., 8.00%, 07/15/27(b)	$35	$35,044
PetSmart, Inc., 5.88%, 06/01/25(b)	21	20,948
Staples, Inc., 7.50%, 04/15/26(b)	100	103,030

		303,260

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp.(b):
4.00%, 07/15/24	600	627,517
4.90%, 10/01/26	250	267,976
Western Digital Corp., 4.75%, 02/15/26	100	102,875

		998,368

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26(b)	50	52,825

Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 01/31/24	50	52,704
3.80%, 02/14/24	35	36,588
BAT Capital Corp., 2.76%, 08/15/22	75	75,662
Philip Morris International, Inc.:
2.13%, 05/10/23	500	498,346
2.88%, 05/01/24	500	512,735
3.25%, 11/10/24	25	26,052
3.13%, 08/17/27	50	51,690
3.38%, 08/15/29	50	52,448
Pyxus International, Inc., 9.88%, 07/15/21	50	34,500
Vector Group Ltd., 6.13%, 02/01/25(b)	110	105,325

		1,446,050

Utilities — 0.1%
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)	100	105,305

Water Utilities — 0.0%
Aqua America, Inc., 3.57%, 05/01/29	55	58,559

Wireless Telecommunication Services — 0.7%
American Tower Corp.:
3.30%, 02/15/21	50	50,714
3.45%, 09/15/21	100	102,298
3.55%, 07/15/27	180	189,542
Crown Castle International Corp.:
3.20%, 09/01/24	30	30,816
3.65%, 09/01/27	340	359,993
Equinix, Inc., 5.38%, 05/15/27	50	53,906
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24(b)	270	283,837
Intelsat Connect Finance SA, 9.50%, 02/15/23(b)	10	9,247
Sprint Capital Corp., 6.88%, 11/15/28	50	54,510
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,563

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp.:
7.25%, 09/15/21	$25	$26,678
7.88%, 09/15/23	50	54,923
7.63%, 03/01/26	25	27,594
T-Mobile USA, Inc.:
6.38%, 03/01/25	50	51,798
6.50%, 01/15/26	50	53,760
4.75%, 02/01/28	225	235,462
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(b)(e)	60	60,975

		1,672,616

Total Corporate Bonds — 35.2% (Cost — $78,045,549)		79,537,010

Non-Agency Mortgage-Backed Securities — 3.4%

Collateralized Mortgage Obligations — 2.3%
Connecticut Avenue Securities Trust(b)(f):
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 4.42%, 04/25/31	500	504,862
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 4.47%, 07/25/31	625	630,430
Series 2019-R02, Class 1M1, (1 mo. LIBOR US + 0.85%), 2.87%, 08/25/31	136	136,333
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 4.32%, 08/25/31	650	653,334
Series 2019-R03, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.77%, 09/25/31	194	194,004
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 4.17%, 09/25/31	200	200,955
Series 2019-R05, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.77%, 07/25/39	603	603,623
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 4.02%, 07/25/39	750	751,805
STACR Trust(b)(f):
Series 2018-DNA2, Class M1, (1 mo. LIBOR US + 0.80%), 2.82%, 12/25/30	1,122	1,123,104
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 2.77%, 09/25/48	92	92,191
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 3.67%, 04/25/43	218	219,086

		5,109,727

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 1.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58	$160	$169,752
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	2,103	2,103,440
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS, 3.93%, 11/15/47	280	298,082

		2,571,274

Total Non-Agency Mortgage-Backed Securities — 3.4% (Cost — $7,674,606)		7,681,001

U.S. Government Sponsored Agency Securities — 48.5%

Collateralized Mortgage Obligations — 6.6%
Fannie Mae Connecticut Avenue Securities(f):
Series 2018-C06, Class 1M1, (1 mo. LIBOR US + 0.55%), 2.57%, 03/25/31	23	22,552
Series 2018-C06, Class 2M1, (1 mo. LIBOR US + 0.55%), 2.57%, 03/25/31	25	25,352
Series 2018-C01, Class 1M1, (1 mo. LIBOR US + 0.60%), 2.62%, 07/25/30	225	224,612
Series 2018-C02, Class 2M1, (1 mo. LIBOR US + 0.65%), 2.67%, 08/25/30	36	36,464
Series 2018-C03, Class 1M1, (1 mo. LIBOR US + 0.68%), 2.70%, 10/25/30	256	255,828
Series 2018-C05, Class 1M1, (1 mo. LIBOR US + 0.72%), 2.74%, 01/25/31	151	150,994
Series 2017-C06, Class 1M1, (1 mo. LIBOR US + 0.75%), 2.77%, 02/25/30	13	13,005
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.87%, 11/25/29	40	39,604
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.32%, 07/25/29	24	24,541

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.47%, 01/25/29	$19	$19,077
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 4.12%, 03/25/31	792	797,080
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.22%, 01/25/30	140	140,845
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 4.22%, 08/25/30	525	528,761
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 4.27%, 07/25/30	221	222,537
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 4.42%, 05/25/30	100	101,182
Series 2017-C07, Class 2M2A, (1 mo. LIBOR US + 2.50%), 4.52%, 05/25/30	100	102,257
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 4.52%, 05/25/30	100	101,544
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 4.62%, 05/25/24	101	105,040
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 4.67%, 02/25/30	276	279,033
Series 2017-C06, Class 1M2, (1 mo. LIBOR US + 2.65%), 4.67%, 02/25/30	100	102,254
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 4.82%, 02/25/30	100	101,954
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.92%, 07/25/24	122	127,549
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 5.57%, 07/25/29	100	102,950
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 5.62%, 01/25/30	150	157,956
Series 2018-C06, Class 1B1, (1 mo. LIBOR US + 3.75%), 5.77%, 03/25/31	436	458,268
Series 2015-C02, Class 1M2, (1 mo. LIBOR US + 4.00%), 6.02%, 05/25/25	58	61,552

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2015-C02, Class 2M2, (1 mo. LIBOR US + 4.00%), 6.02%, 05/25/25	$50	$51,793
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 6.27%, 01/25/31	100	108,639
Series 2015-C01, Class 1M2, (1 mo. LIBOR US + 4.30%), 6.32%, 02/25/25	55	58,275
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.42%, 01/25/24	99	107,817
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.47%, 01/25/29	138	145,756
Series 2018-C04, Class 2B1, (1 mo. LIBOR US + 4.50%), 6.52%, 12/25/30	250	273,455
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 6.87%, 10/25/29	500	566,274
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.92%, 11/25/24	28	30,785
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.02%, 11/25/24	68	72,542
Series 2015-C03, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.02%, 07/25/25	63	67,887
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 7.07%, 11/25/29	500	572,421
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 7.52%, 09/25/29	500	583,843
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 7.72%, 04/25/28	70	77,047
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 7.77%, 07/25/29	500	588,520
Freddie Mac STACR Trust:
Series 2019-HQA2, Class M1, (1 mo. LIBOR US + 0.70%), 2.72%, 04/25/49(b)(f)	172	172,214
Series 2019-HQA3, Class M1, (1 mo. LIBOR US + 0.75%), 2.81%, 09/25/49(b)(f)	900	900,752

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2019-DNA1, Class M1, (1 mo. LIBOR US + 0.90%), 2.92%, 01/25/49(b)(f)	$112	$112,667
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 3.15%, 11/25/48(b)(f)	1,030	1,029,678
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 3.91%, 09/25/49(b)(f)	1,000	1,001,923
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 4.07%, 04/25/49(b)(f)	500	501,916
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 4.32%, 10/25/48(b)(f)	500	505,692
Series 2019-DNA3, Class M2, 4.35%, 07/25/49	500	501,682
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 4.37%, 02/25/49(b)(f)	600	604,529
Freddie Mac Structured Agency Credit Risk Debt Notes(f):
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 3.82%, 07/25/30	100	100,000
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 4.52%, 03/25/30	250	255,338
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 5.17%, 07/25/30	75	76,066
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.17%, 01/25/25	155	161,086
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 6.47%, 03/25/30	250	275,869
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 6.67%, 10/25/28	500	535,751
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 6.77%, 12/25/29	500	562,234

		14,905,242

Mortgage-Backed Securities — 41.9%
Fannie Mae Connecticut Avenue Securities, Series 2019-R04(b)(g):
Class 2M1, 3.15%, 06/25/39	1,051	1,051,702
Class 2M2, 4.50%, 06/25/39	500	501,839

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities(h):
2.50%, 10/01/49	$1,000	$995,352
3.00%, 12/01/35 - 10/01/49	3,459	3,527,196
3.50%, 01/01/46 - 10/01/49	13,014	13,380,556
4.00%, 10/01/34 - 02/01/57	14,453	15,045,180
4.50%, 10/01/34 - 10/01/49	6,826	7,192,287
5.00%, 02/01/41 - 10/01/49	5,000	5,374,921
5.50%, 10/01/49	1,550	1,677,814
Freddie Mac Mortgage-Backed Securities:
3.00%, 08/01/46 - 06/01/49	494	501,739
3.50%, 10/01/44 - 07/01/49	5,676	5,923,898
4.00%, 10/01/46 - 06/01/49	1,336	1,390,022
4.50%, 05/01/42 - 03/01/49	4,338	4,586,437
Ginnie Mae Mortgage-Backed Securities(h):
2.50%, 10/01/49	400	403,709
3.00%, 05/20/45 - 10/01/49	868	892,716
3.50%, 06/15/43 - 10/01/49	9,949	10,313,424
4.00%, 11/20/47 - 10/01/49	7,566	7,871,316
4.50%, 10/01/49	8,917	9,320,523
5.00%, 12/20/48 - 10/01/49	4,596	4,850,859

		94,801,490

Total U.S. Government Sponsored Agency Securities — 48.5% (Cost — $109,320,589)		109,706,732

U.S. Treasury Obligations — 10.7%
U.S. Treasury Bonds, 3.13%, 08/15/44	600	718,898
U.S. Treasury Notes:
1.88%, 02/28/22	7,000	7,041,016
1.88%, 03/31/22	5,000	5,033,984
1.50%, 08/15/26	10,000	9,920,313
2.38%, 05/15/29	1,500	1,592,930

Total U.S. Treasury Obligations — 10.7% (Cost — $24,019,658)		24,307,141

Total Long-Term Investments — 112.9% (Cost — $252,408,354)		255,366,326

	Shares

Short-Term Securities — 14.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(i)(j)	32,445,558	32,445,558

Total Short-Term Securities — 14.3% (Cost — $32,445,558)		32,445,558

Total Investments Before TBA Sale Commitments — 127.2% (Cost — $284,853,912)		287,811,884

16

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sale Commitments — (0.7%)

Mortgage-Backed Securities — (0.7%)
Fannie Mae Mortgage-Backed Securities(h):
3.00%, 10/17/34	$50	$(51,109)
3.50%, 10/10/49	1,500	(1,538,555)

Total TBA Sale Commitments—(0.7)% (Proceeds — $1,591,491) —		(1,589,664)

Total Investments, Net of TBA Sale Commitments — 126.5% (Cost — $283,262,421)		286,222,220

Liabilities in Excess of Other Assets — (26.5)%		(60,015,061)

Net Assets — 100.0%		$226,207,159

17

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Represents or includes a TBA transaction.
(i)	Annualized 7-day yield as of period end.
(j)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,039,873	27,405,685	32,445,558	$32,445,558	$227,669	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

HKD — Hong Kong Dollar

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

PIK — Payment-In-Kind

Radian — Radian Guaranty, Inc.

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

18

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund Futures	21	12/06/19	$3,988	$493
10-Year Australian Treasury Bond	36	12/16/19	3,580	27,664
Long U.S. Treasury Bond	8	12/19/19	1,299	(28,262)
Ultra Long U.S. Treasury Bond	29	12/19/19	5,565	(176,604)

				(176,709)

Short Contracts
Euro BTP Futures	7	12/06/19	1,113	(1,884)
Euro OAT	55	12/06/19	10,210	322
10-Year Canada Bond	6	12/18/19	646	1,313
10-Year U.S. Treasury Note	51	12/19/19	6,646	21,329
10-Year U.S. Ultra Long Treasury Bond	13	12/19/19	1,851	29,058
Long Gilt	2	12/27/19	330	(2,215)
2-Year U.S. Treasury Note	60	12/31/19	12,930	33,155
5-Year U.S. Treasury Note	62	12/31/19	7,387	57,035

				138,113

				$(38,596)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,705	AUD	20,000	Barclays Bank PLC	12/18/19	$173
USD	165,295	AUD	240,000	State Street Bank and Trust Co.	12/18/19	2,911
USD	11,118	EUR	10,000	Citibank N.A.	12/18/19	154
USD	22,276	EUR	20,000	Citibank N.A.	12/18/19	348
USD	144,385	EUR	130,000	Citibank N.A.	12/18/19	1,848
USD	55,297	EUR	50,000	JPMorgan Chase Bank N.A.	12/18/19	474
USD	22,187	EUR	20,000	Standard Chartered Bank	12/18/19	259
USD	21,747	HKD	170,000	Australia and New Zealand Bank Group	12/18/19	41
USD	36,422	SGD	50,000	State Street Bank and Trust Co.	12/18/19	214

						6,422

USD	83,106	CAD	110,000	Citibank N.A.	12/18/19	(29)
USD	12,767	HKD	100,000	Australia and New Zealand Bank Group	12/18/19	(1)

						(30)

	Net unrealized appreciation					$6,392

19

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 33, Version 1	5.00%	Quarterly	12/20/24	B+	USD 1,500	$102,907	$99,462	$3,445

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.38	Monthly	1-Month MXIBOR, 8.03%	Monthly	03/18/20	03/12/25	MXN	12,740	$1,675	$10	$1,665
3-Month STIBOR, (0.09)%	Quarterly	0.00%	Annual	03/18/20	03/18/25	SEK	14,980	756	(43)	799
6-Month SIBOR, 1.94%	Semi-Annual	1.54	Semi-Annual	03/18/20	03/18/25	SGD	1,100	(1,218)	12	(1,230)
1.68	Annual	6-Month WIBOR, 1.69%	Semi-Annual	03/18/20	03/18/25	PLN	10,500	(5,965)	40	(6,005)
6-Month BBR	Semi-Annual	0.95	Semi-Annual	03/18/20	03/18/25	AUD	219	110	3	107
3-Month CAD BA, 1.97%	Semi-Annual	1.65	Semi-Annual	03/18/20	03/18/25	CAD	530	(852)	7	(859)
(0.44)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	03/18/20	03/18/25	EUR	1,050	2,935	20	2,915
1.74	Annual	6-Month WIBOR, 1.69%	Semi-Annual	03/18/20	03/18/25	PLN	4,280	(5,701)	16	(5,717)
1.57	Quarterly	3-Month HIBOR, 2.26%	Quarterly	03/18/20	03/18/25	HKD	17,170	5,349	33	5,316
3-Month CAD BA, 1.97%	Semi-Annual	1.69	Semi-Annual	03/18/20	03/18/25	CAD	160	(26)	2	(28)
6-Month GBP LIBOR, 0.83%	Semi-Annual	0.67	Semi-Annual	03/18/20	03/18/25	GBP	370	2,053	(996)	3,049
(0.44)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	03/18/20	03/18/25	EUR	2,300	6,192	2,165	4,027
3-Month CAD BA, 1.97%	Quarterly	6.89	Quarterly	03/18/20	03/18/25	ZAR	38,730	(20,807)	40	(20,847)
(0.12)	Semi-Annual	6-Month JPY LIBOR, (0.05)%	Semi-Annual	03/18/20	03/18/25	JPY	5,000	(86)	1	(87)
6-Month SIBOR, 1.94%	Semi-Annual	1.58	Semi-Annual	03/18/20	03/18/25	SGD	50	26	1	25
3-Month CAD BA, 1.97%	Quarterly	6.90	Quarterly	03/18/20	03/18/25	ZAR	19,340	(9,869)	23	(9,892)
1.68	Quarterly	3-Month HIBOR, 2.26%	Quarterly	03/18/20	03/18/25	HKD	9,220	(3,144)	18	(3,162)
(0.32)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	03/18/20	03/18/25	EUR	560	(2,266)	11	(2,277)
3-Month CAD BA, 1.97%	Semi-Annual	1.77	Semi-Annual	03/18/20	03/18/25	CAD	490	1,319	6	1,313

20

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.45	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	03/18/20	03/18/25	USD	340	$81	$6	$75
3-Month STIBOR, (0.09)%	Quarterly	0.02	Annual	03/18/20	03/18/25	SEK	7,760	991	14	977
(0.39)	Annual	6-Month EURIBOR, (0.39)%	Semi-Annual	03/18/20	03/18/25	EUR	620	78	12	66

								$(28,369)	$1,401	$(29,770)

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.51%	Quarterly	1.12	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	4,038,223	$(10,285)	$—	$(10,285)
3-Month KRW CDC, 1.51	Quarterly	1.16	Quarterly	Bank of America N.A.	03/18/20	03/18/25	KRW	1,173,435	(1,004)	—	(1,004)
3-Month KRW CDC, 1.51	Quarterly	1.16	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	1,173,435	(1,004)	—	(1,004)
3-Month LIBOR, 2.09	Quarterly	1.14	Quarterly	JPMorgan Chase Bank N.A.	03/18/20	03/18/25	KRW	629,147	(1,094)	—	(1,094)

									$(13,387)	$—	$(13,387)

(a)	Forward swap.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Bank of America N.A.	02/17/23	$1,135,347	$(374,638	)(b)	824,805	6.7%
	Bank of America N.A.	02/17/23	1,779,619	137,333	(c)	1907,436	2.3
	Morgan Stanley & Co. International PLC	02/27/23	588,624	1,512,071	(d)	1,978,003	44.0
	Morgan Stanley & Co. International PLC	02/27/23	1,116,293	(260,614	)(e)	811,675	52.7

				$1,014,152		$5,521,919

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-285 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD	- 1D Overnight Fed Funds Effective Rate (FEDL01)
USD	- 1M US Dollar LIBOR BBA
USD	- 1W US Dollar LIBOR BBA

(b)	Amount includes $(64,096) of net dividends and financing fees.

21

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

(c)	Amount includes $9,516 of net dividends and financing fees.
(d)	Amount includes $122,692 of net dividends and financing fees.
(e)	Amount includes $44,004 of net dividends and financing fees.

22

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of September 30, 2019 expiration dates 02/17/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Lockheed Martin Corp.	588	$229,356	27.8%
Raytheon Co.	759	148,908	18.1

		378,264

Airlines
Southwest Airlines Co.	4,535	244,935	29.7

Auto Components
Goodyear Tire & Rubber Co.	15,280	220,108	26.7

Biotechnology
Amgen, Inc.	717	138,747	16.8

Building Products
Johnson Controls International PLC	2,445	107,311	13.0

Commercial Services & Supplies
Waste Management, Inc.	1,597	183,655	22.3

Communications Equipment
Cisco Systems, Inc.	4,047	199,962	24.2

Consumer Finance
American Express Co.	418	49,441	6.0

Containers & Packaging
Westrock Co.	3,500	127,575	15.5

Electric Utilities
American Electric Power Co., Inc.	284	26,608	3.2
Duke Energy Corp.	1,862	178,492	21.6
Exelon Corp.	3,988	192,660	23.4

		397,760

Electrical Equipment
Eaton Corp. PLC	3,562	296,180	35.9

Energy Equipment & Services
Halliburton Co.	4,235	79,830	9.7

Entertainment
Viacom, Inc., Class B	5,945	142,858	17.3
Walt Disney Co.	1,809	235,749	28.6

		378,607

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	1,201	155,721	18.9
Host Hotels & Resorts, Inc.	2,206	38,142	4.6

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	863	$134,326	16.3%

		328,189

Food & Staples Retailing
Costco Wholesale Corp.	222	63,960	7.8
Walmart, Inc.	1,816	215,523	26.1

		279,483

Food Products
General Mills, Inc.	402	22,158	2.7
Mondelez International, Inc., Class A	256	14,162	1.7

		36,320

Health Care Equipment & Supplies
Baxter International, Inc.	1,689	147,737	17.9

Health Care Providers & Services
Universal Health Services, Inc., Class B	838	124,653	15.1

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	2,218	53,121	6.5
McDonald’s Corp.	1,077	231,243	28.0
MGM Resorts International	6,485	179,764	21.8
Yum! Brands, Inc.	1,957	221,982	26.9

		686,110

Household Durables
Toll Brothers, Inc.	4,473	183,617	22.3

Household Products
Colgate-Palmolive Co.	2,103	154,592	18.7
Procter & Gamble Co.	1,827	227,242	27.6

		381,834

Independent Power and Renewable Electricity Producers
AES Corp.	3,673	60,017	7.3
NRG Energy, Inc.	1,949	77,180	9.3

		137,197

Insurance
Allstate Corp.	1,978	214,969	26.1
American International Group, Inc.	2,192	122,094	14.8
Hartford Financial Services Group, Inc.	4,098	248,380	30.1
Loews Corp.	2,368	121,905	14.8
MetLife, Inc.	4,415	208,211	25.2

23

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Insurance (continued)
Prudential Financial, Inc.	549	$49,383	6.0%

		964,942

IT Services
International Business Machines Corp.	133	19,341	2.3

Media
Omnicom Group, Inc.	1,072	83,938	10.2

Metals & Mining
Newmont Goldcorp Corp.	901	34,166	4.2
Nucor Corp.	541	27,542	3.3

		61,708

Oil, Gas & Consumable Fuels
Apache Corp.	2,297	58,803	7.1
ConocoPhillips	1,674	95,385	11.6
Devon Energy Corp.	1,955	47,037	5.7
Encana Corp.	29,159	134,131	16.3
Marathon Oil Corp.	11,900	146,013	17.7

		481,369

Pharmaceuticals
Bristol-Myers Squibb Co.	2,152	109,128	13.2
Pfizer, Inc.	726	26,085	3.2

		135,213

Road & Rail
Avis Budget Group, Inc.	1,602	45,273	5.5
Canadian National Railway Co.	1,685	151,414	18.3
CSX Corp.	440	30,479	3.7
Norfolk Southern Corp.	937	168,341	20.4

		395,507

Specialty Retail
AutoZone, Inc.	177	191,978	23.3
Home Depot, Inc.	552	128,075	15.5

		320,053

Technology Hardware, Storage & Peripherals
HP, Inc.	9,744	184,357	22.3
Xerox Holdings Corp.	6,773	202,580	24.6

		386,937

Thrifts & Mortgage Finance
MGIC Investment Corp.	7,962	100,162	12.1

Tobacco
Altria Group, Inc.	842	34,438	4.2

Trading Companies & Distributors
HD Supply Holdings, Inc.	2,013	78,859	9.5

Security	Shares	Value	% of Basket Value

Trading Companies & Distributors (continued)
United Rentals, Inc.	992	$123,643	15.0%

		202,502

Total Reference Entity — Long		8,293,625

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(433)	(164,743)	(20.0)
Textron, Inc.	(1,807)	(88,471)	(10.7)

		(253,214)

Air Freight & Logistics
FedEx Corp.	(1,073)	(156,197)	(18.9)
United Parcel Service, Inc., Class B	(1,727)	(206,929)	(25.1)

		(363,126)

Automobiles
Ford Motor Co.	(14,080)	(128,973)	(15.6)

Beverages
Constellation Brands, Inc., Class A	(1,028)	(213,084)	(25.8)

Chemicals
PPG Industries, Inc.	(1,724)	(204,311)	(24.8)
RPM International, Inc.	(2,869)	(197,416)	(23.9)

		(401,727)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(969)	(201,571)	(24.4)

Diversified Telecommunication Services
AT&T, Inc.	(6,211)	(235,024)	(28.5)

Electric Utilities
FirstEnergy Corp.	(4,409)	(212,646)	(25.8)

Electronic Equipment, Instruments & Components
Avnet, Inc.	(4,456)	(198,225)	(24.0)

Equity Real Estate Investment Trusts (REITs)
HCP, Inc.	(4,708)	(167,746)	(20.3)
SITE Centers Corp.	(3,528)	(53,308)	(6.5)

		(221,054)

Food Products
Campbell Soup Co.	(9,536)	(447,429)	(54.2)
Conagra Brands, Inc.	(7,003)	(214,852)	(26.1)

24

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Food Products (continued)
Kellogg Co.	(3,596)	$(231,403)	(28.1)%

		(893,684)

Health Care Equipment & Supplies
Abbott Laboratories	(2,239)	(187,337)	(22.7)

Health Care Providers & Services
AmerisourceBergen Corp.	(2,477)	(203,931)	(24.8)
McKesson Corp.	(1,172)	(160,166)	(19.4)

		(364,097)

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	(1,700)	(184,161)	(22.3)

Household Durables
DR Horton, Inc.	(4,709)	(248,211)	(30.1)
MDC Holdings, Inc.	(3,038)	(130,938)	(15.9)
Mohawk Industries, Inc.	(1,275)	(158,189)	(19.2)

		(537,338)

Internet & Direct Marketing Retail
Expedia Group, Inc.	(1,490)	(200,271)	(24.3)

Leisure Products
Brunswick Corp.	(3,200)	(166,784)	(20.2)
Hasbro, Inc.	(1,809)	(214,710)	(26.0)
Mattel, Inc.	(15,737)	(179,245)	(21.8)

		(560,739)

Machinery
Deere & Co.	(900)	(151,812)	(18.4)

Media
Comcast Corp., Class A	(601)	(27,093)	(3.3)
DISH Network Corp., Class A	(4,318)	(147,114)	(17.8)

		(174,207)

Security	Shares	Value	% of Basket Value

Metals & Mining
United States Steel Corp.	(7,332)	$(84,685)	(10.3)%

Multi-Utilities
Sempra Energy	(594)	(87,680)	(10.6)

Multiline Retail
Nordstrom, Inc.	(6,918)	(232,929)	(28.2)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(8,248)	(219,644)	(26.6)
Enbridge, Inc.	(8,743)	(306,704)	(37.2)
Exxon Mobil Corp.	(541)	(38,200)	(4.6)
Hess Corp.	(2,681)	(162,147)	(19.7)
ONEOK, Inc.	(2,885)	(212,596)	(25.8)
Williams Cos., Inc.	(3,148)	(75,741)	(9.2)

		(1,015,032)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(2,741)	(79,462)	(9.6)

Specialty Retail
TJX Cos., Inc.	(1,782)	(99,329)	(12.1)

Textiles, Apparel & Luxury Goods
VF Corp.	(2,106)	(187,413)	(22.7)

Total Reference Entity — Short		(7,468,820)

Net Value of Reference Entity — Bank of America N.A.		$824,805

25

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of September 30, 2019 expiration dates 02/17/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Airlines
Delta Air Lines, Inc.	1,046	$60,250	3.2%
United Airlines Holdings, Inc.	1,016	89,824	4.7

		150,074

Biotechnology
AbbVie, Inc.	6,200	469,464	24.6
Amgen, Inc.	180	34,832	1.8
Biogen, Inc.	146	33,992	1.8

		538,288

Chemicals
Eastman Chemical Co.	1,098	81,065	4.2
Olin Corp.	875	16,380	0.9

		97,445

Commercial Services & Supplies
Republic Services, Inc.	1,133	98,061	5.1
Waste Management, Inc.	879	101,085	5.3

		199,146

Communications Equipment
Cisco Systems, Inc.	1,950	96,350	5.1

Consumer Finance
Navient Corp.	5,299	67,827	3.6

Containers & Packaging
International Paper Co.	281	11,751	0.6

Diversified Financial Services
Voya Financial, Inc.	1,134	61,735	3.2

Electric Utilities
Exelon Corp.	585	28,261	1.5

Electronic Equipment, Instruments & Components
CDW Corp.	967	119,173	6.3

Entertainment
Viacom, Inc., Class B	3,269	78,554	4.1

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	791	102,561	5.4
Kimco Realty Corp.	3,383	70,637	3.7
Outfront Media, Inc.	665	18,474	1.0
VEREIT, Inc.	14,172	138,602	7.2

		330,274

Security	Shares	Value	% of Basket Value

Food & Staples Retailing
Kroger Co.	2,386	$61,511	3.2%

Food Products
Campbell Soup Co.	431	20,222	1.1
Hershey Co.	345	53,472	2.8

		73,694

Health Care Providers & Services
Cardinal Health, Inc.	480	22,651	1.2
Quest Diagnostics, Inc.	941	100,715	5.3

		123,366

Hotels, Restaurants & Leisure
Yum! Brands, Inc.	523	59,324	3.1

Household Durables
KB Home	2,711	92,174	4.8
Newell Brands, Inc.	1,412	26,433	1.4
Toll Brothers, Inc.	940	38,587	2.0

		157,194

Household Products
Colgate-Palmolive Co.	977	71,819	3.8

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	3,366	133,294	7.0

Insurance
Allstate Corp.	269	29,235	1.5
American International Group, Inc.	1,174	65,392	3.4
Assured Guaranty Ltd.	967	42,993	2.3
MetLife, Inc.	1,509	71,164	3.7

		208,784

Machinery
Allison Transmission Holdings, Inc.	1,298	61,071	3.2
Caterpillar, Inc.	91	11,494	0.6

		72,565

Media
Omnicom Group, Inc.	1,001	78,378	4.1

Metals & Mining
Kinross Gold Corp.	18,411	84,691	4.5
Nucor Corp.	756	38,488	2.0

		123,179

Multi-Utilities
Public Service Enterprise Group, Inc.	631	39,172	2.1

Multiline Retail
Kohl’s Corp.	453	22,496	1.2
Macy’s, Inc.	3,995	62,082	3.2

26

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Multiline Retail (continued)
Target Corp.	194	$20,741	1.1%

		105,319

Oil, Gas & Consumable Fuels
Chevron Corp.	457	54,200	2.9
EOG Resources, Inc.	86	6,383	0.3
Kinder Morgan, Inc.	1,884	38,829	2.0
Marathon Oil Corp.	10,707	131,375	6.9
Occidental Petroleum Corp.	722	32,108	1.7

		262,895

Road & Rail
CSX Corp.	271	18,772	1.0
Norfolk Southern Corp.	536	96,298	5.1
Union Pacific Corp.	110	17,818	0.9

		132,888

Semiconductors & Semiconductor Equipment
Intel Corp.	530	27,311	1.4

Specialty Retail
L Brands, Inc.	980	19,198	1.0

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	526	7,980	0.4
Seagate Technology PLC	699	37,599	2.0
Xerox Holdings Corp.	1,566	46,839	2.4

		92,418

Tobacco
Altria Group, Inc.	520	21,268	1.1

Total Reference Entity — Long		3,642,455

Reference Entity — Short

Auto Components
Lear Corp.	(101)	(11,908)	(0.6)

Beverages
Constellation Brands, Inc., Class A	(297)	(61,562)	(3.2)

Capital Markets
Brookfield Asset Management, Inc., Class A	(2,258)	(119,877)	(6.3)
Cboe Global Markets, Inc.	(403)	(46,309)	(2.4)

		(166,186)

Chemicals
Sherwin-Williams Co.	(80)	(43,989)	(2.3)
Westlake Chemical Corp.	(396)	(25,946)	(1.4)

		(69,935)

Security	Shares	Value	% of Basket Value

Electric Utilities
Edison International	(1,013)	$(76,400)	(4.0)%

Entertainment
Activision Blizzard, Inc.	(1,357)	(71,813)	(3.8)
Netflix, Inc.	(241)	(64,496)	(3.4)

		(136,309)

Equity Real Estate Investment Trusts (REITs)
MGM Growth Properties LLC, Class A	(414)	(12,441)	(0.7)

Food Products
Archer-Daniels-Midland Co.	(1,681)	(69,039)	(3.6)
Conagra Brands, Inc.	(2,703)	(82,928)	(4.3)
Post Holdings, Inc.	(226)	(23,920)	(1.3)

		(175,887)

Health Care Equipment & Supplies
Becton Dickinson & Co.	(346)	(87,524)	(4.6)

Health Care Providers & Services
UnitedHealth Group, Inc.	(295)	(64,109)	(3.4)

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(615)	(76,488)	(4.0)
Scientific Games Corp., Class A	(10,712)	(217,989)	(11.4)

		(294,477)

Interactive Media & Services
Match Group, Inc.	(835)	(59,652)	(3.1)

IT Services
Fiserv, Inc.	(567)	(58,736)	(3.1)

Leisure Products
Mattel, Inc.	(11,721)	(133,502)	(7.0)

Machinery
Wabtec Corp.	(47)	(3,377)	(0.2)

Media
Comcast Corp., Class A	(855)	(38,543)	(2.0)

27

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Metals & Mining
United States Steel Corp.	(5,474)	$(63,225)	(3.3)%

Oil, Gas & Consumable Fuels
Concho Resources, Inc.	(232)	(15,753)	(0.8)
Hess Corp.	(746)	(45,118)	(2.4)
Whiting Petroleum Corp.	(16,661)	(133,788)	(7.0)

		(194,659)

Security	Shares	Value	% of Basket Value

Professional Services
Equifax, Inc.	(189)	$(26,587)	(1.4)%

Total Reference Entity — Short		(1,735,019)

Net Value of Reference Entity — Bank of America N.A.		$1,907,436

28

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of September 30, 2019 expiration dates 02/27/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Airlines
Delta Air Lines, Inc.	8,604	$495,590	25.1%
United Airlines Holdings, Inc.	5,888	520,558	26.3

		1,016,148

Auto Components
Goodyear Tire & Rubber Co.	44,706	643,990	32.6

Biotechnology
AbbVie, Inc.	2,449	185,438	9.4
Amgen, Inc.	2,221	429,786	21.7
Biogen, Inc.	2,597	604,634	30.6
Gilead Sciences, Inc.	3,748	237,548	12.0

		1,457,406

Building Products
Masco Corp.	2,682	111,786	5.6

Chemicals
CF Industries Holdings, Inc.	9,263	455,740	23.0
Eastman Chemical Co.	7,728	570,558	28.9
LyondellBasell Industries NV, Class A	7,317	654,652	33.1
Olin Corp.	13,969	261,500	13.2

		1,942,450

Commercial Services & Supplies
Republic Services, Inc.	6,207	537,216	27.2
Waste Management, Inc.	4,633	532,795	26.9

		1,070,011

Communications Equipment
Cisco Systems, Inc.	11,349	560,754	28.3

Consumer Finance
Ally Financial, Inc.	18,595	616,610	31.2
Capital One Financial Corp.	3,182	289,498	14.6
Discover Financial Services	7,740	627,637	31.7
Navient Corp.	37,001	473,613	23.9

Security	Shares	Value	% of Basket Value

Consumer Finance (continued)
Synchrony Financial	18,894	$644,096	32.6%

		2,651,454

Containers & Packaging
International Paper Co.	14,973	626,171	31.7

Diversified Financial Services
Voya Financial, Inc.	10,586	576,302	29.1

Diversified Telecommunication Services
CenturyLink, Inc.	48,009	599,152	30.3

Electric Utilities
Exelon Corp.	11,732	566,773	28.7

Electrical Equipment
Eaton Corp. PLC	5,859	487,176	24.6

Electronic Equipment, Instruments & Components
CDW Corp.	4,062	500,601	25.3
Jabil, Inc.	18,516	662,317	33.5

		1,162,918

Energy Equipment & Services
Halliburton Co.	32,838	618,996	31.3

Entertainment
Viacom, Inc., Class B	21,680	520,970	26.3

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	3,539	458,867	23.2
Gaming and Leisure Properties, Inc.	8,117	310,394	15.7
HCP, Inc.	16,378	583,548	29.5
Iron Mountain, Inc.	6,279	203,377	10.3
Kimco Realty Corp.	20,792	434,137	21.9
Outfront Media, Inc.	10,063	279,550	14.1
VEREIT, Inc.	52,288	511,376	25.9

		2,781,249

Food & Staples Retailing
Kroger Co.	8,031	207,039	10.5

Food Products
Campbell Soup Co.	2,073	97,265	4.9
General Mills, Inc.	3,968	218,716	11.1
Hershey Co.	3,717	576,098	29.1

		892,079

Health Care Providers & Services
Cardinal Health, Inc.	13,105	618,425	31.3
HCA Healthcare, Inc.	5,096	613,661	31.0
Quest Diagnostics, Inc.	4,809	514,707	26.0

		1,746,793

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	1,130	105,214	5.3

29

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	6,840	$604,793	30.6%
Wyndham Destinations, Inc.	10,832	498,489	25.2
Wynn Resorts Ltd.	2,160	234,835	11.9
Yum! Brands, Inc.	4,918	557,849	28.2

		2,001,180

Household Durables
KB Home	16,095	547,230	27.7
Newell Brands, Inc.	34,397	643,912	32.6
PulteGroup, Inc.	15,922	581,949	29.4
Toll Brothers, Inc.	15,155	622,113	31.4
Whirlpool Corp.	3,432	543,491	27.5

		2,938,695

Household Products
Colgate-Palmolive Co.	7,690	565,292	28.6

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	12,856	509,098	25.7

Insurance
Allstate Corp.	5,780	628,170	31.8
American International Group, Inc.	10,144	565,021	28.6
Assured Guaranty Ltd.	9,042	402,007	20.3
Brighthouse Financial, Inc.	2,374	96,076	4.8
Lincoln National Corp.	5,177	312,277	15.8
MetLife, Inc.	12,029	567,288	28.7
Prudential Financial, Inc.	7,188	646,560	32.7

		3,217,399

IT Services
DXC Technology Co.	18,208	537,136	27.2

Machinery
Allison Transmission Holdings, Inc.	12,310	579,185	29.3
Caterpillar, Inc.	4,755	600,604	30.3
Trinity Industries, Inc.	32,342	636,491	32.2

		1,816,280

Media
Interpublic Group of Cos., Inc.	29,982	646,412	32.7
Omnicom Group, Inc.	5,473	428,536	21.6

		1,074,948

Metals & Mining
Kinross Gold Corp.	90,949	418,365	21.1
Nucor Corp.	11,651	593,153	30.0

		1,011,518

Security	Shares	Value	% of Basket Value

Multi-Utilities
Public Service Enterprise Group, Inc.	8,432	$523,459	26.5%

Multiline Retail
Kohl’s Corp.	8,854	439,690	22.2
Macy’s, Inc.	26,574	412,960	20.9
Target Corp.	4,810	514,237	26.0

		1,366,887

Oil, Gas & Consumable Fuels
Apache Corp.	23,884	611,430	30.9
Canadian Natural Resources Ltd.	18,631	496,144	25.1
Chevron Corp.	4,854	575,684	29.1
Devon Energy Corp.	24,879	598,589	30.3
EOG Resources, Inc.	7,868	583,963	29.5
HollyFrontier Corp.	3,265	175,135	8.8
Kinder Morgan, Inc.	18,603	383,408	19.4
Marathon Oil Corp.	30,260	371,290	18.8
Murphy Oil Corp.	15,002	331,694	16.8
Occidental Petroleum Corp.	12,609	560,722	28.3
TC Energy Corp.	6,083	315,039	15.9

		5,003,098

Road & Rail
CSX Corp.	5,290	366,438	18.5
Norfolk Southern Corp.	2,851	512,211	25.9
Ryder System, Inc.	11,865	614,251	31.0
Union Pacific Corp.	3,647	590,741	29.9

		2,083,641

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	7,651	381,785	19.3
Intel Corp.	11,925	614,495	31.1
Lam Research Corp.	2,699	623,766	31.5
QUALCOMM, Inc.	8,145	621,301	31.4

		2,241,347

Software
CDK Global, Inc.	9,729	467,868	23.7
Microsoft Corp.	2,582	358,975	18.1

		826,843

Specialty Retail
AutoNation, Inc.	3,789	192,102	9.7
AutoZone, Inc.	567	614,980	31.1
Bed Bath & Beyond, Inc.	62,977	670,075	33.9
L Brands, Inc.	15,782	309,169	15.6

		1,786,326

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	42,027	637,550	32.3

30

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Technology Hardware, Storage & Peripherals (continued)
Seagate Technology PLC	6,004	$322,955	16.3%
Xerox Holdings Corp.	19,394	580,074	29.3

		1,540,579

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	42,442	650,211	32.9

Tobacco
Altria Group, Inc.	14,809	605,688	30.6
Philip Morris International, Inc.	6,130	465,451	23.6

		1,071,139

Trading Companies & Distributors
United Rentals, Inc.	3,953	492,702	24.9

Total Reference Entity — Long		51,497,395

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(1,714)	(652,126)	(33.0)
Triumph Group, Inc.	(12,739)	(291,468)	(14.7)

		(943,594)

Air Freight & Logistics
FedEx Corp.	(4,223)	(614,742)	(31.1)
United Parcel Service, Inc., Class B	(5,121)	(613,598)	(31.0)

		(1,228,340)

Auto Components
Aptiv PLC	(1,584)	(138,473)	(7.0)
Lear Corp.	(4,574)	(539,275)	(27.3)

		(677,748)

Automobiles
Tesla, Inc.	(2,622)	(631,561)	(31.9)

Beverages
Constellation Brands, Inc., Class A	(2,841)	(588,882)	(29.8)
Keurig Dr Pepper, Inc.	(22,511)	(615,001)	(31.1)

		(1,203,883)

Building Products
Owens Corning	(4,266)	(269,611)	(13.6)

Capital Markets
Brookfield Asset Management, Inc., Class A	(9,770)	(518,689)	(26.2)
Cboe Global Markets, Inc.	(5,028)	(577,767)	(29.2)
CME Group, Inc.	(2,987)	(631,273)	(31.9)

Security	Shares	Value	% of Basket Value

Capital Markets (continued)
Intercontinental Exchange, Inc.	(5,859)	$(540,610)	(27.4)%

		(2,268,339)

Chemicals
Chemours Co.	(41,216)	(615,767)	(31.1)
Mosaic Co.	(30,673)	(628,797)	(31.8)
RPM International, Inc.	(5,030)	(346,114)	(17.5)
Sherwin-Williams Co.	(1,062)	(583,962)	(29.5)
Westlake Chemical Corp.	(6,433)	(421,490)	(21.3)

		(2,596,130)

Commercial Services & Supplies
Brink’s Co.	(7,397)	(613,581)	(31.0)
Cintas Corp.	(2,444)	(655,237)	(33.1)

		(1,268,818)

Communications Equipment
CommScope Holding Co., Inc.	(53,664)	(631,088)	(31.9)
Motorola Solutions, Inc.	(3,680)	(627,109)	(31.7)

		(1,258,197)

Construction & Engineering
AECOM	(16,619)	(624,210)	(31.6)

Containers & Packaging
Avery Dennison Corp.	(5,387)	(611,802)	(30.9)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(2,940)	(611,579)	(30.9)

Diversified Telecommunication Services
AT&T, Inc.	(4,032)	(152,571)	(7.7)

Electric Utilities
Edison International	(7,360)	(555,091)	(28.1)
NextEra Energy, Inc.	(2,616)	(609,502)	(30.8)

		(1,164,593)

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	(987)	(95,245)	(4.8)
Avnet, Inc.	(2,780)	(123,668)	(6.3)
Trimble, Inc.	(16,370)	(635,320)	(32.1)

		(854,233)

Energy Equipment & Services
Baker Hughes a GE Co.	(27,044)	(627,421)	(31.7)
Diamond Offshore Drilling, Inc.	(44,503)	(247,437)	(12.5)
Transocean Ltd.	(123,373)	(551,477)	(27.9)

		(1,426,335)

Entertainment
Activision Blizzard, Inc.	(10,530)	(557,248)	(28.2)
Netflix, Inc.	(2,176)	(582,341)	(29.4)

31

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Entertainment (continued)
Walt Disney Co.	(4,672)	$(608,855)	(30.8)%

		(1,748,444)

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	(839)	(93,137)	(4.7)
Digital Realty Trust, Inc.	(4,879)	(633,343)	(32.0)
MGM Growth Properties LLC, Class A	(20,420)	(613,621)	(31.1)

		(1,340,101)

Food Products
Archer-Daniels-Midland Co.	(14,101)	(579,128)	(29.3)
Conagra Brands, Inc.	(17,866)	(548,129)	(27.7)
McCormick & Co., Inc.	(3,108)	(485,781)	(24.5)
Post Holdings, Inc.	(5,623)	(595,138)	(30.1)

		(2,208,176)

Health Care Equipment & Supplies
Baxter International, Inc.	(1,425)	(124,645)	(6.3)
Becton Dickinson & Co.	(2,178)	(550,947)	(27.9)
Boston Scientific Corp.	(13,721)	(558,307)	(28.2)
Teleflex, Inc.	(1,636)	(555,831)	(28.1)

		(1,789,730)

Health Care Providers & Services
Cigna Corp.	(4,107)	(623,401)	(31.5)
CVS Health Corp.	(10,360)	(653,405)	(33.0)
MEDNAX, Inc.	(27,061)	(612,120)	(31.0)
Tenet Healthcare Corp.	(26,063)	(576,514)	(29.2)
UnitedHealth Group, Inc.	(2,560)	(556,339)	(28.1)

		(3,021,779)

Hotels, Restaurants & Leisure
Aramark	(7,410)	(322,928)	(16.3)
Marriott International, Inc., Class A	(4,416)	(549,218)	(27.8)
Scientific Games Corp., Class A	(6,695)	(136,243)	(6.9)

		(1,008,389)

Household Durables
Leggett & Platt, Inc.	(8,624)	(353,067)	(17.8)
Lennar Corp., Class A	(11,641)	(650,150)	(32.9)
Taylor Morrison Home Corp.	(24,630)	(638,902)	(32.3)

		(1,642,119)

Insurance
Assurant, Inc.	(5,175)	(651,119)	(32.9)
Markel Corp.	(87)	(102,825)	(5.2)

Security	Shares	Value	% of Basket Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	(3,622)	$(362,381)	(18.3)%

		(1,116,325)

Interactive Media & Services
Match Group, Inc.	(7,775)	(555,446)	(28.1)

IT Services
Fiserv, Inc.	(5,547)	(574,614)	(29.0)

Leisure Products
Hasbro, Inc.	(5,389)	(639,620)	(32.3)

Machinery
Fortive Corp.	(9,062)	(621,291)	(31.4)
Parker-Hannifin Corp.	(3,388)	(611,907)	(30.9)
Stanley Black & Decker, Inc.	(1,736)	(250,696)	(12.7)
Wabtec Corp.	(8,675)	(623,385)	(31.5)

		(2,107,279)

Media
Comcast Corp., Class A	(13,048)	(588,204)	(29.8)
DISH Network Corp., Class A	(17,659)	(601,642)	(30.4)

		(1,189,846)

Metals & Mining
United States Steel Corp.	(50,129)	(578,990)	(29.3)

Mortgage Real Estate Investment Trusts (REITs)
Starwood Property Trust, Inc.	(26,150)	(633,353)	(32.0)

Multi-Utilities
Sempra Energy	(772)	(113,955)	(5.8)

Multiline Retail
Dollar Tree, Inc.	(5,667)	(646,945)	(32.7)
Nordstrom, Inc.	(4,035)	(135,858)	(6.9)

		(782,803)

Oil, Gas & Consumable Fuels
CNX Resources Corp.	(80,975)	(587,878)	(29.7)
Concho Resources, Inc.	(8,767)	(595,279)	(30.1)
EQT Corp.	(54,758)	(582,625)	(29.5)
Hess Corp.	(8,911)	(538,937)	(27.2)
Matador Resources Co.	(24,783)	(409,663)	(20.7)
Oasis Petroleum, Inc.	(176,775)	(611,642)	(30.9)
ONEOK, Inc.	(5,898)	(434,624)	(22.0)
QEP Resources, Inc.	(31,318)	(115,877)	(5.9)
SM Energy Co.	(34,919)	(338,365)	(17.1)
Southwestern Energy Co.	(220,806)	(426,156)	(21.5)

32

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
SRC Energy, Inc.	(68,614)	$(319,741)	(16.2)%

		(4,960,787)

Pharmaceuticals
Eli Lilly & Co.	(3,784)	(423,165)	(21.4)
Mylan NV	(28,213)	(558,053)	(28.2)
Perrigo Co. PLC	(11,512)	(643,405)	(32.5)

		(1,624,623)

Professional Services
Equifax, Inc.	(3,263)	(459,006)	(23.2)

Real Estate Management & Development
CBRE Group, Inc., Class A	(2,562)	(135,812)	(6.9)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(1,892)	(522,324)	(26.4)
NVIDIA Corp.	(3,539)	(616,034)	(31.2)

		(1,138,358)

Software
Autodesk, Inc.	(2,227)	(328,928)	(16.6)
SS&C Technologies Holdings, Inc.	(12,655)	(652,618)	(33.0)

Security	Shares	Value	% of Basket Value

Software (continued)
VMware, Inc., Class A	(985)	$(147,809)	(7.5)%

		(1,129,355)

Specialty Retail
Advance Auto Parts, Inc.	(798)	(131,989)	(6.7)
Best Buy Co., Inc.	(1,745)	(120,388)	(6.1)
Signet Jewelers Ltd.	(5,933)	(99,437)	(5.0)

		(351,814)

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	(3,679)	(95,838)	(4.8)

Thrifts & Mortgage Finance
Radian Group, Inc.	(19,647)	(448,737)	(22.7)

Water Utilities
Aqua America, Inc.	(7,418)	(332,549)	(16.8)

Total Reference Entity — Short		(49,519,392)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$1,978,003

33

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of September 30, 2019 expiration dates 02/27/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Arconic, Inc.	14,898	$387,348	47.7%
Lockheed Martin Corp.	1,434	559,346	68.9
Northrop Grumman Corp.	2,117	793,431	97.8
Raytheon Co.	3,348	656,844	80.9

		2,396,969

Airlines
Southwest Airlines Co.	9,910	535,239	66.0
United Airlines Holdings, Inc.	3,142	277,784	34.2

		813,023

Auto Components
Goodyear Tire & Rubber Co.	24,491	352,793	43.5

Biotechnology
Amgen, Inc.	3,310	640,518	78.9

Building Products
Johnson Controls International PLC	15,318	672,307	82.8

Chemicals
Ashland Global Holdings, Inc.	10,254	790,071	97.3
Eastman Chemical Co.	10,809	798,028	98.3
Olin Corp.	14,379	269,175	33.2

		1,857,274

Commercial Services & Supplies
Waste Management, Inc.	5,332	613,180	75.5

Communications Equipment
Cisco Systems, Inc.	11,869	586,447	72.3

Construction Materials
Vulcan Materials Co.	5,191	785,087	96.7

Consumer Finance
American Express Co.	6,209	734,400	90.5

Containers & Packaging
Ball Corp.	10,844	789,551	97.3
International Paper Co.	12,029	503,053	62.0
Sealed Air Corp.	3,472	144,123	17.7

Security	Shares	Value	% of Basket Value

Containers & Packaging (continued)
Westrock Co.	18,184	$662,807	81.7%

		2,099,534

Diversified Telecommunication Services
CenturyLink, Inc.	63,700	794,976	97.9

Electric Utilities
American Electric Power Co., Inc.	8,095	758,421	93.4
Duke Energy Corp.	6,154	589,922	72.7
Exelon Corp.	12,259	592,232	73.0
Southern Co.	12,787	789,853	97.3

		2,730,428

Electrical Equipment
Eaton Corp. PLC	1,014	84,314	10.4

Energy Equipment & Services
Halliburton Co.	34,414	648,704	79.9

Entertainment
Viacom, Inc., Class B	26,126	627,808	77.3
Walt Disney Co.	4,122	537,179	66.2

		1,164,987

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	4,863	630,537	77.7
Host Hotels & Resorts, Inc.	33,654	581,878	71.7
Simon Property Group, Inc.	2,306	358,929	44.2
Weyerhaeuser Co.	16,825	466,052	57.4

		2,037,396

Food & Staples Retailing
Costco Wholesale Corp.	1,147	330,462	40.7
Walmart, Inc.	4,682	555,660	68.5

		886,122

Food Products
General Mills, Inc.	14,169	780,995	96.2
Hershey Co.	2,883	446,836	55.0
Mondelez International, Inc., Class A	13,673	756,390	93.2
Tyson Foods, Inc., Class A	8,496	731,846	90.2

		2,716,067

Health Care Equipment & Supplies
Baxter International, Inc.	7,405	647,715	79.8

Health Care Providers & Services
Anthem, Inc.	1,752	420,655	51.8
HCA Healthcare, Inc.	6,628	798,144	98.3
Humana, Inc.	3,065	783,629	96.6
Quest Diagnostics, Inc.	7,332	784,744	96.7

34

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	4,519	$672,201	82.8%

		3,459,373

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	31,112	745,132	91.8
Darden Restaurants, Inc.	6,661	787,464	97.0
McDonald’s Corp.	2,516	540,210	66.6
MGM Resorts International	22,457	622,508	76.7
Yum! Brands, Inc.	5,122	580,989	71.6

		3,276,303

Household Durables
Toll Brothers, Inc.	16,093	660,618	81.4

Household Products
Colgate-Palmolive Co.	8,747	642,992	79.2
Procter & Gamble Co.	4,590	570,904	70.4

		1,213,896

Independent Power and Renewable Electricity Producers
AES Corp.	19,926	325,591	40.1
NRG Energy, Inc.	11,405	451,638	55.7

		777,229

Industrial Conglomerates
Honeywell International, Inc.	4,506	762,415	93.9

Insurance
Allstate Corp.	5,271	572,852	70.6
American International Group, Inc.	11,771	655,645	80.8
Hartford Financial Services Group, Inc.	8,981	544,339	67.0
Lincoln National Corp.	13,485	813,415	100.2
Loews Corp.	13,113	675,057	83.2
Marsh & McLennan Cos., Inc.	7,843	784,692	96.7
MetLife, Inc.	12,513	590,113	72.7
Prudential Financial, Inc.	8,396	755,220	93.0

		5,391,333

IT Services
International Business Machines Corp.	5,392	784,105	96.6

Media
Omnicom Group, Inc.	8,756	685,595	84.5

Metals & Mining
Newmont Goldcorp Corp.	19,046	722,224	89.0
Nucor Corp.	14,796	753,265	92.8

		1,475,489

Multiline Retail
Kohl’s Corp.	3,337	165,715	20.4
Macy’s, Inc.	46,986	730,163	90.0

Security	Shares	Value	% of Basket Value

Multiline Retail (continued)
Target Corp.	7,391	$790,172	97.3%

		1,686,050

Oil, Gas & Consumable Fuels
Apache Corp.	24,916	637,850	78.6
ConocoPhillips	11,175	636,751	78.4
Devon Energy Corp.	29,986	721,463	88.9
Encana Corp.	78,468	360,953	44.5
Kinder Morgan, Inc.	36,797	758,386	93.4
Marathon Oil Corp.	36,615	449,266	55.4
Occidental Petroleum Corp.	17,282	768,531	94.7
Valero Energy Corp.	9,600	818,304	100.8

		5,151,504

Pharmaceuticals
Bristol-Myers Squibb Co.	9,652	489,453	60.3
Pfizer, Inc.	17,578	631,577	77.8

		1,121,030

Road & Rail
Avis Budget Group, Inc.	12,943	365,769	45.1
Canadian National Railway Co.	7,120	639,803	78.8
CSX Corp.	4,047	280,336	34.5
Norfolk Southern Corp.	3,317	595,932	73.4
Union Pacific Corp.	4,429	717,410	88.4

		2,599,250

Semiconductors & Semiconductor Equipment
Intel Corp.	4,301	221,630	27.3

Software
Oracle Corp.	11,521	634,001	78.1

Specialty Retail
AutoZone, Inc.	546	592,202	73.0
Gap, Inc.	45,563	790,974	97.4
Home Depot, Inc.	2,809	651,744	80.3
L Brands, Inc.	32,889	644,295	79.4
Lowe’s Cos., Inc.	7,110	781,816	96.3

		3,461,031

Technology Hardware, Storage & Peripherals
HP, Inc.	32,008	605,591	74.6
Xerox Holdings Corp.	18,923	565,987	69.7

		1,171,578

Thrifts & Mortgage Finance
MGIC Investment Corp.	33,895	426,399	52.5

Tobacco
Altria Group, Inc.	18,618	761,476	93.8

35

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Tobacco (continued)
Philip Morris International, Inc.	5,879	$446,393	55.0%

		1,207,869

Trading Companies & Distributors
HD Supply Holdings, Inc.	18,101	709,107	87.4
United Rentals, Inc.	5,099	635,539	78.3

		1,344,646

Total Reference Entity — Long		60,773,585

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(1,678)	(638,429)	(78.7)
Textron, Inc.	(14,215)	(695,966)	(85.7)
TransDigm Group, Inc.	(1,494)	(777,881)	(95.8)

		(2,112,276)

Air Freight & Logistics
FedEx Corp.	(4,290)	(624,495)	(76.9)
United Parcel Service, Inc., Class B	(4,897)	(586,759)	(72.3)

		(1,211,254)

Airlines
American Airlines Group, Inc.	(29,017)	(782,588)	(96.4)

Auto Components
BorgWarner, Inc.	(18,801)	(689,621)	(85.0)

Automobiles
Ford Motor Co.	(54,176)	(496,252)	(61.1)
General Motors Co.	(13,380)	(501,482)	(61.8)
Tesla, Inc.	(3,126)	(752,960)	(92.8)

		(1,750,694)

Beverages
Coca-Cola Co.	(7,882)	(429,096)	(52.9)
Constellation Brands, Inc., Class A	(2,838)	(588,261)	(72.5)
Molson Coors Brewing Co., Class B	(14,166)	(814,545)	(100.3)
PepsiCo, Inc.	(3,154)	(432,413)	(53.3)

		(2,264,315)

Chemicals
PPG Industries, Inc.	(5,017)	(594,565)	(73.2)
RPM International, Inc.	(8,702)	(598,784)	(73.8)
Sherwin-Williams Co.	(1,407)	(773,667)	(95.3)

		(1,967,016)

Consumer Finance
Capital One Financial Corp.	(1,638)	(149,025)	(18.4)

Security	Shares	Value	% of Basket Value

Consumer Finance (continued)
Navient Corp.	(61,699)	$(789,747)	(97.3)%

		(938,772)

Containers & Packaging
Packaging Corp. of America	(1,267)	(134,429)	(16.6)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(2,747)	(571,431)	(70.4)

Diversified Telecommunication Services
AT&T, Inc.	(14,841)	(561,583)	(69.2)
Verizon Communications, Inc.	(12,641)	(763,011)	(94.0)

		(1,324,594)

Electric Utilities
Entergy Corp.	(6,737)	(790,654)	(97.4)
FirstEnergy Corp.	(4,725)	(227,887)	(28.1)

		(1,018,541)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(3,096)	(230,900)	(28.5)
Avnet, Inc.	(13,031)	(579,684)	(71.4)
Corning, Inc.	(27,464)	(783,273)	(96.5)

		(1,593,857)

Energy Equipment & Services
Nabors Industries Ltd.	(135,746)	(253,845)	(31.3)
Transocean Ltd.	(160,003)	(715,213)	(88.1)

		(969,058)

Equity Real Estate Investment Trusts (REITs)
HCP, Inc.	(17,738)	(632,005)	(77.8)
Kimco Realty Corp.	(21,293)	(444,598)	(54.8)
SITE Centers Corp.	(5,590)	(84,465)	(10.4)

		(1,161,068)

Food & Staples Retailing
Kroger Co.	(30,529)	(787,038)	(97.0)

Food Products
Campbell Soup Co.	(7,162)	(336,041)	(41.4)
Conagra Brands, Inc.	(19,056)	(584,638)	(72.0)
Kellogg Co.	(8,711)	(560,553)	(69.1)
Kraft Heinz Co.	(28,168)	(786,873)	(96.9)
Lamb Weston Holdings, Inc.	(10,680)	(776,650)	(95.7)

		(3,044,755)

Health Care Equipment & Supplies
Abbott Laboratories	(7,265)	(607,862)	(74.9)
Boston Scientific Corp.	(18,678)	(760,008)	(93.6)

36

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	(6,516)	$(707,768)	(87.2)%

		(2,075,638)

Health Care Providers & Services
AmerisourceBergen Corp.	(6,997)	(576,063)	(71.0)
Cardinal Health, Inc.	(16,972)	(800,909)	(98.7)
Cigna Corp.	(5,267)	(799,478)	(98.5)
CVS Health Corp.	(12,209)	(770,022)	(94.9)
McKesson Corp.	(4,647)	(635,059)	(78.2)
UnitedHealth Group, Inc.	(2,055)	(446,592)	(55.0)

		(4,028,123)

Hotels, Restaurants & Leisure
Carnival Corp.	(16,767)	(732,886)	(90.3)
Marriott International, Inc., Class A	(4,179)	(519,742)	(64.0)
Royal Caribbean Cruises Ltd.	(5,484)	(594,082)	(73.2)

		(1,846,710)

Household Durables
DR Horton, Inc.	(10,194)	(537,326)	(66.2)
Lennar Corp., Class A	(14,479)	(808,652)	(99.6)
MDC Holdings, Inc.	(16,270)	(701,237)	(86.4)
Mohawk Industries, Inc.	(5,177)	(642,310)	(79.1)
Newell Brands, Inc.	(33,241)	(622,271)	(76.7)
Whirlpool Corp.	(5,249)	(831,232)	(102.4)

		(4,143,028)

Household Products
Clorox Co.	(3,041)	(461,837)	(56.9)

Independent Power and Renewable Electricity Producers
Vistra Energy Corp.	(29,053)	(776,587)	(95.7)

Industrial Conglomerates
3M Co.	(4,699)	(772,516)	(95.2)
General Electric Co.	(84,625)	(756,547)	(93.2)

		(1,529,063)

Insurance
Travelers Cos., Inc.	(5,319)	(790,882)	(97.4)

Internet & Direct Marketing Retail
Expedia Group, Inc.	(4,168)	(560,221)	(69.0)

IT Services
Western Union Co.	(33,775)	(782,567)	(96.4)

Leisure Products
Brunswick Corp.	(11,587)	(603,915)	(74.4)
Hasbro, Inc.	(5,060)	(600,571)	(74.0)

Security	Shares	Value	% of Basket Value

Leisure Products (continued)
Mattel, Inc.	(6,944)	$(79,092)	(9.7)%

		(1,283,578)

Machinery
Caterpillar, Inc.	(2,114)	(267,019)	(32.9)
Deere & Co.	(4,060)	(684,841)	(84.4)
Stanley Black & Decker, Inc.	(5,443)	(786,024)	(96.8)

		(1,737,884)

Media
Charter Communications, Inc., Class A	(1,893)	(780,143)	(96.1)
Comcast Corp., Class A	(16,586)	(747,697)	(92.1)
DISH Network Corp., Class A	(17,139)	(583,926)	(72.0)
TEGNA, Inc.	(39,920)	(619,957)	(76.4)

		(2,731,723)

Metals & Mining
Barrick Gold Corp.	(42,256)	(732,296)	(90.2)
Teck Resources Ltd., Class B	(47,833)	(776,330)	(95.7)
United States Steel Corp.	(60,650)	(700,508)	(86.3)

		(2,209,134)

Multi-Utilities
CenterPoint Energy, Inc.	(24,789)	(748,132)	(92.2)
Dominion Energy, Inc.	(9,580)	(776,363)	(95.6)
Sempra Energy	(1,830)	(270,127)	(33.3)

		(1,794,622)

Multiline Retail
Nordstrom, Inc.	(17,508)	(589,494)	(72.6)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(21,000)	(559,230)	(68.9)
Chevron Corp.	(5,347)	(634,154)	(78.1)
Enbridge, Inc.	(13,581)	(476,421)	(58.7)
Exxon Mobil Corp.	(7,000)	(494,270)	(60.9)
Hess Corp.	(10,433)	(630,988)	(77.7)
Murphy Oil Corp.	(9,230)	(204,075)	(25.2)
ONEOK, Inc.	(7,699)	(567,339)	(69.9)
Pioneer Natural Resources Co.	(4,623)	(581,435)	(71.6)
Williams Cos., Inc.	(13,092)	(314,994)	(38.8)

		(4,462,906)

Paper & Forest Products
Louisiana-Pacific Corp.	(31,989)	(786,290)	(96.9)

Pharmaceuticals
Bausch Health Cos., Inc.	(35,298)	(771,261)	(95.0)

37

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Pharmaceuticals (continued)
Eli Lilly & Co.	(3,868)	$(432,559)	(53.3)%

		(1,203,820)

Road & Rail
Ryder System, Inc.	(4,752)	(246,011)	(30.3)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(23,969)	(694,861)	(85.6)

Specialty Retail
Best Buy Co., Inc.	(11,698)	(807,045)	(99.4)

Security	Shares	Value	% of Basket Value

Specialty Retail (continued)
TJX Cos., Inc.	(12,586)	$(701,544)	(86.5)%

		(1,508,589)

Textiles, Apparel & Luxury Goods
VF Corp.	(7,054)	(627,735)	(77.3)

Wireless Telecommunication Services
Rogers Communications, Inc., Class B	(15,787)	(769,300)	(94.8)

Total Reference Entity — Short		(59,961,910)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$811,675

38

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$12,273,762			$12,273,762
Asset-Backed Securities	—	$21,860,680	$—	21,860,680
Corporate Bonds(a)	—	79,537,010	—	79,537,010
Non-Agency Mortgage-Backed Securities(b)	—	7,681,001	—	7,681,001
U.S. Government Sponsored Agency Securities(b)	—	109,706,732	—	109,706,732
U.S. Treasury Obligations	—	24,307,141	—	24,307,141
Short-Term Securities	32,445,558	—	—	32,445,558
Liabilities:
Investments:
TBA Sale Commitments	—	(1,589,664)	—	(1,589,664)

	$44,719,320	$241,502,900	$—	$286,222,220

39

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (c)
Assets:
Credit contracts	$—	$3,445	$—	$3,445
Equity contracts	—	1,649,404	—	1,649,404
Forward foreign currency contracts	—	6,422	—	6,422
Interest rate contracts	170,369	20,334	—	190,703
Liabilities:
Equity contracts	—	(635,252)	—	(635,252)
Forward foreign currency contracts	—	(30)	—	(30)
Interest rate contracts	(208,965)	(63,491)	—	(272,456)

	$(38,596)	$980,832	$—	$942,236

(a)	See above Schedule of Investments for values in each industry.
(b)	See above Schedule of Investments for values in each Security type.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

40